Pioneer Strategic
Income Fund

Schedule of Investments | June 30, 2020

Ticker Symbols: Class A PSRAX Class C PSRCX Class K STRKX Class R STIRX Class Y STRYX

Schedule of Investments | 6/30/20 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 99.9%
		COMMON STOCKS - 0.0%† of Net Assets
		Household Durables - 0.0%†
	1,018,282(a)	Desarrolladora Homex SAB de CV	$2,170
		Total Household Durables	$2,170
		Oil, Gas & Consumable Fuels - 0.0%†
	9,565,478+^(a)	Ascent CNR Corp.	$286,965
	2,013	Frontera Energy Corp.	5,006
		Total Oil, Gas & Consumable Fuels	$291,971
		Paper & Forest Products - 0.0%†
	162,828(a)	Emerald Plantation Holdings, Ltd.	$3,257
		Total Paper & Forest Products	$3,257
		Specialty Retail - 0.0%†
	111,548+^(a)	Targus Cayman SubCo., Ltd.	$147,243
		Total Specialty Retail	$147,243
		TOTAL COMMON STOCKS
		(Cost $1,061,517)	$444,641
		CONVERTIBLE PREFERRED STOCKS - 1.4% of Net Assets
		Banks - 1.4%
	12,109(b)	Bank of America Corp., 7.25%	$16,252,700
	32,750(b)	Wells Fargo & Co., 7.5%	42,476,750
		Total Banks	$58,729,450
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $57,661,508)	$58,729,450
		PREFERRED STOCK - 0.1% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 0.1%
	3,250(b)	Firstar Realty LLC, 8.875% (144A)	$3,558,750
		Total Equity Real Estate Investment Trusts (REITs)	$3,558,750
		TOTAL PREFERRED STOCK
		(Cost $4,200,625)	$3,558,750
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 11.8% of Net Assets
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$631,646
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	611,384
	5,000,000(c)	522 Funding CLO I, Ltd., Series 2019-1A, Class E, 8.889% (3 Month USD LIBOR + 734 bps), 1/15/33 (144A)	4,660,500
	7,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)	7,761,536
	3,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	3,502,494
	1,396,220	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	1,373,323
	1,973,746	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	1,993,908
	2,446,899	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	2,456,870
	1,750,000(c)	AIG CLO, Ltd., Series 2019-2A, Class E, 8.241% (3 Month USD LIBOR + 725 bps), 10/25/32 (144A)	1,570,679
	750,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	766,289
	899,999	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class F, 7.3%, 5/20/26 (144A)	923,610
	1,513,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	1,574,378
	3,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,889,349
	2,000,000(c)	Apidos CLO XXXII, Series 2019-32A, Class E, 8.433% (3 Month USD LIBOR + 675 bps), 1/20/33 (144A)	1,848,316
	4,000,000(c)	Assurant CLO IV, Ltd., Series 2019-1A, Class E, 8.135% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	3,439,940
	300,000	Avid Automobile Receivables Trust, Series 2018-1, Class C, 5.13%, 2/18/25 (144A)	301,865
	2,040,000	Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.03%, 7/15/26 (144A)	2,055,356
	1,500,000(c)	Battalion CLO VII Ltd., Series 2014-7A, Class CRR, 4.065% (3 Month USD LIBOR + 293 bps), 7/17/28 (144A)	1,426,030
	2,000,000(c)	Battalion CLO VII Ltd., Series 2014-7A, Class ERR, 9.715% (3 Month USD LIBOR + 858 bps), 7/17/28 (144A)	1,577,822
	3,295,000(c)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 7.469% (3 Month USD LIBOR + 625 bps), 7/15/31 (144A)	2,749,875
	1,550,000	BCC Funding XIV LLC, Series 2018-1A, Class D, 4.61%, 8/21/23 (144A)	1,549,186
	1,500,000(c)	BDS, Ltd., Series 2020-FL5, Class C, 2.244% (1 Month USD LIBOR + 205 bps), 2/16/37 (144A)	1,399,466
	1,600,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 5.678% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	1,517,602
	4,000,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 8.898% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	3,659,396
	3,000,000(c)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 5.559% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	2,878,542
	2,750,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.7%, 10/15/26 (144A)	2,687,768
	4,250,000(c)	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 7.135% (3 Month USD LIBOR + 600 bps), 4/20/29 (144A)	3,754,718
	1,400,000	CIG Auto Receivables Trust, Series 2017-1A, Class C, 5.33%, 12/16/24 (144A)	1,403,506
	169,526	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	176,105
	241,537	Conn’s Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	238,869
	6,670,594	Conn’s Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	6,517,530
	3,727,685	Conn’s Receivables Funding LLC, Series 2019-A, Class C, 5.29%, 10/16/23 (144A)	3,502,811
	6,150,000	Conn’s Receivables Funding LLC, Series 2019-B, Class C, 4.6%, 6/17/24 (144A)	4,887,645
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	3,155,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	$2,834,563
	4,266,963	Diamond Resorts Owner Trust, Series 2019-1A, Class C, 4.02%, 2/20/32 (144A)	3,868,697
	84,914	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	85,202
	5,000,000(c)	Dryden 78 CLO, Ltd., Series 2020-78A, Class E, 7.867% (3 Month USD LIBOR + 660 bps), 4/17/33 (144A)	4,545,375
	242,956	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	243,413
	500,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	494,658
	2,000,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	2,011,927
	6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	5,673,446
	3,100,000	Fair Square Issuance Trust, Series 2020-AA, Class D, 6.86%, 9/20/24 (144A)	2,909,878
	8,745,538	Finance of America Structured Securities Trust, Series 2019-A, Class JR2, 2.0%, 3/25/69	9,359,639
	1,150,000+(d)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M4, 5.682%, 4/25/29 (144A)	1,138,500
	7,871,835	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	8,147,249
	2,250,000(c)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 6.225% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	2,018,293
	3,000,000(c)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 9.575% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	2,635,983
	2,050,000(c)	Fort Washington CLO, Series 2019-1A, Class E, 8.385% (3 Month USD LIBOR + 725 bps), 10/20/32 (144A)	1,839,129
	5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	5,005,000
	1,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class F, 6.48%, 6/15/26 (144A)	939,676
	1,800,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.3%, 9/15/25 (144A)	1,801,863
	276,848(d)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	276,801
	5,022,000(c)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 5.835% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	4,102,050
	5,230,000(c)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 4.985% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	5,124,113
	3,419,100	Hardee’s Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	3,384,704
	3,000,000(c)	Harriman Park CLO, Ltd., Series 2020-1A, Class D, 3.64% (3 Month USD LIBOR + 364 bps), 4/20/31 (144A)	2,920,371
	2,000,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class E, 5.55%, 5/10/32 (144A)	1,867,730
	12,213,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	11,117,738
	720,776	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	665,882
	3,880,744	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	2,600,193
	840,786	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	872,858
	6,450,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	3,371,239
	5,000,000(c)	Kayne CLO 7, Ltd., Series 2020-7A, Class E, 7.907% (3 Month USD LIBOR + 650 bps), 4/17/33 (144A)	4,683,520
	5,000,000(c)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 7.919% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	4,400,215
	7,000,000(c)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 9.192% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	6,663,951
	3,500,000(c)	Mariner CLO LLC, Series 2015-1A, Class DR2, 3.985% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	3,271,691
	1,250,000	Marlette Funding Trust, Series 2019-1A, Class C, 4.42%, 4/16/29 (144A)	1,208,143
	8,921,980(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M2, 3.25%, 8/25/58 (144A)	9,063,770
	2,320,054(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M3, 3.25%, 8/25/58 (144A)	2,230,065
	5,930,000	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	3,838,519
	5,829,000+(d)	Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.804%, 6/25/29 (144A)	4,610,739
	5,000,000(c)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER2, 8.298% (3 Month USD LIBOR + 720 bps), 4/22/29 (144A)	4,684,850
	4,500,000(c)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 7.241% (3 Month USD LIBOR + 625 bps), 12/21/29 (144A)	4,055,202
	908,111(c)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 3.185% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	807,485
	4,360,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	4,449,984
	2,000,000(c)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 7.424% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	1,773,500
	4,735,094	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	4,480,508
	269,143	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	270,347
	5,600,000(c)	Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, 5.227% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	4,898,466
	4,300,000	PG Receivables Finance, Series 2020-1, Class C, 5.44%, 7/20/25 (144A)	4,171,000
	3,000,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	3,074,984
	3,430,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	3,513,650
	4,770,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	4,848,892
	1,294,260	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	1,296,411
	5,000,000(c)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 3.877% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	4,673,185
	2,200,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	1,962,133
	3,000,000	Republic Finance Issuance Trust, Series 2019-A, Class C, 5.1%, 11/22/27 (144A)	2,029,572
	1,500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	1,425,000
	2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)	2,290,133
	8,024,550	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	7,229,597
	4,286,914	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/36 (144A)	4,157,932
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	5,000,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	$2,625,650
	4,750,000(c)	Sound Point Clo XXI, Ltd., Series 2018-3A, Class C, 4.291% (3 Month USD LIBOR + 330 bps), 10/26/31 (144A)	3,882,061
	1,200,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 5.941% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	1,050,588
	7,000,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 9.451% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	6,202,875
	8,703,753	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	8,797,158
	2,922,500	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	2,883,421
	2,200,000(c)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 3.464% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	2,110,678
	6,600,000(c)	Symphony CLO XXII, Ltd., Series 2020-22A, Class D, 4.464% (3 Month USD LIBOR + 315 bps), 4/18/33 (144A)	6,115,679
	986,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	999,306
	11,300,000(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.745%, 11/25/60 (144A)	10,927,639
	3,700,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	3,889,798
	13,841,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 4.022%, 4/25/55 (144A)	14,598,271
	5,320,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M2, 3.75%, 4/25/55 (144A)	5,596,657
	8,500,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.22%, 2/25/55 (144A)	9,007,339
	8,105,000(d)	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.525%, 8/25/55 (144A)	8,184,826
	9,113,000(d)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.128%, 4/25/56 (144A)	9,429,954
	7,695,000(d)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.979%, 7/25/56 (144A)	7,825,029
	4,750,000(d)	Towd Point Mortgage Trust, Series 2016-5, Class M2, 3.375%, 10/25/56 (144A)	4,741,817
	9,202,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.944%, 10/25/56 (144A)	8,951,638
	9,175,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.142%, 4/25/57 (144A)	9,263,036
	11,800,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.593%, 6/25/57 (144A)	12,024,585
	20,235,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	21,356,790
	8,925,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25%, 10/25/57 (144A)	9,127,118
	4,750,000(d)	Towd Point Mortgage Trust, Series 2018-1, Class B1, 3.961%, 1/25/58 (144A)	4,728,993
	8,000,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	8,134,217
	10,000,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	9,694,905
	2,500,000(d)	Towd Point Mortgage Trust, Series 2018-5, Class M1, 2.852%, 7/25/58 (144A)	2,506,025
	10,000,000(d)	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.75%, 12/25/58 (144A)	10,798,688
	1,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/17/36 (144A)	1,516,728
	2,580,000	Tricon American Homes Trust, Series 2017-SFR2, Class E, 4.216%, 1/17/36 (144A)	2,596,189
	2,400,000	United Auto Credit Securitization Trust, Series 2018-2, Class F, 6.82%, 6/10/25 (144A)	2,368,079
	4,250,000	United Auto Credit Securitization Trust, Series 2019-1, Class F, 6.05%, 1/12/26 (144A)	4,056,085
	2,200,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 11/15/25 (144A)	2,192,399
	4,975,000(c)	Westcott Park CLO, Ltd., Series 2016-1A, Class ER, 7.535% (3 Month USD LIBOR + 640 bps), 7/20/28 (144A)	4,352,050
	4,300,828	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	4,095,398
	3,850,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	3,960,434
	1,522,913	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	1,536,240
	1,892,272	WRG Debt Funding II LLC, Series 2017-1, Class B, 5.926%, 3/15/26 (144A)	1,893,070
		TOTAL ASSET BACKED SECURITIES
		(Cost $532,332,302)	$510,229,341
		COLLATERALIZED MORTGAGE OBLIGATIONS - 11.8% of Net Assets
	2,500,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/36 (144A)	$2,749,918
	5,000,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	5,403,539
	4,100,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	4,470,900
	2,950,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	3,214,503
	4,629,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.4%, 11/25/48 (144A)	4,684,186
	4,460,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.016%, 3/25/49 (144A)	4,511,232
	1,054,000(d)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,023,923
	4,400,000(d)	Bayview Koitere Fund Trust, Series 2017-SPL3, Class B1, 4.25%, 11/28/53 (144A)	4,651,026
	7,050,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	7,382,354
	4,670,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	4,873,730
	2,120,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class B1, 4.185% (1 Month USD LIBOR + 400 bps), 3/25/29 (144A)	1,412,677
	3,550,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.885% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	2,760,632
	3,910,000(c)	Bellemeade Re, Ltd., Series 2019-2A, Class B1, 4.285% (1 Month USD LIBOR + 410 bps), 4/25/29 (144A)	2,735,605
	5,350,000(c)	Bellemeade Re, Ltd., Series 2019-2A, Class M2, 3.285% (1 Month USD LIBOR + 310 bps), 4/25/29 (144A)	4,955,142
	2,965,128(d)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.0%, 6/25/69 (144A)	2,550,004
	7,515,965(d)	Chase Home Lending Mortgage Trust, Series 2019-1, Class B1, 3.951%, 3/25/50 (144A)	7,804,607
	3,500,000(d)	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M2, 4.0%, 1/25/66 (144A)	3,544,294
CAD	4,633,459	Classic RMBS Trust, Series 2019-1A, Class A, 3.064%, 8/16/49 (144A)	3,462,860
	23,704	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	23,689
	4,000,000(e)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	4,105,722
	4,100,000(c)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.435% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	3,165,485
	9,435,180(c)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.635% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	9,204,584
	6,600,000(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 4.335% (1 Month USD LIBOR + 415 bps), 8/25/31 (144A)	6,220,466
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	1,237,354(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 2.485% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	$1,218,742
	4,240,000(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 4.285% (1 Month USD LIBOR + 410 bps), 9/25/31 (144A)	4,043,696
	3,000,438(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 2.335% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	2,962,829
	3,580,000(c)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.435% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	3,268,699
	5,025,000(c)	Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1, 4.285% (1 Month USD LIBOR + 410 bps), 7/25/39 (144A)	4,484,496
	7,180,000(c)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 3.935% (1 Month USD LIBOR + 375 bps), 9/25/39 (144A)	5,671,009
	8,540,000(c)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.285% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	8,283,166
	10,080,000(c)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.285% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	9,770,763
	3,920,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.835% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	3,664,949
	4,940,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.835% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	4,742,682
	922,945(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.5%, 6/25/33	443,568
	2,521,420(d)	CSMC Trust, Series 2013-7, Class B4, 3.563%, 8/25/43 (144A)	2,514,542
	2,351,883(d)	CSMC Trust, Series 2013-IVR4, Class B4, 3.479%, 7/25/43 (144A)	2,311,387
	1,304,457(d)	CSMC Trust, Series 2013-TH1, Class B4, 3.619%, 2/25/43 (144A)	1,298,653
	2,302,673(d)	CSMC Trust, Series 2014-IVR2, Class B4, 3.762%, 4/25/44 (144A)	2,314,487
	742,317(d)	CSMC Trust, Series 2015-1, Class B4, 3.944%, 1/25/45 (144A)	713,366
	1,931,142(d)	CSMC Trust, Series 2015-3, Class B4, 3.929%, 3/25/45 (144A)	1,765,882
	8,704,534(d)	CSMC Trust, Series 2018-J1, Class B3, 3.662%, 2/25/48 (144A)	8,540,305
	2,461,625(d)	CSMLT Trust, Series 2015-2, Class B4, 3.893%, 8/25/45 (144A)	2,290,086
	569,084(d)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/57 (144A)	574,344
	11,200,000(c)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.685% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	7,010,647
	2,279,449(d)	EverBank Mortgage Loan Trust, Series 2013-1, Class B4, 3.504%, 3/25/43 (144A)	2,177,511
	1,896,450(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 2.185% (1 Month USD LIBOR + 200 bps), 3/25/31	1,820,376
	16,920,205(c)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 5.845% (1 Month USD LIBOR + 603 bps), 7/15/42	3,474,552
	9,615,018(c)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.365% (1 Month USD LIBOR + 655 bps), 8/15/42	2,183,631
	694,649	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	733,664
	7,961,676(c)(f)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 6.366% (1 Month USD LIBOR + 655 bps), 8/25/41	1,104,150
	8,207,578(c)(f)	Federal National Mortgage Association REMICS, Series 2018-43, Class SM, 6.016% (1 Month USD LIBOR + 620 bps), 6/25/48	1,015,242
	10,589,890(c)(f)	Federal National Mortgage Association REMICS, Series 2019-33, Class S, 5.866% (1 Month USD LIBOR + 605 bps), 7/25/49	1,566,750
	7,778,275(c)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class PS, 5.866% (1 Month USD LIBOR + 605 bps), 8/25/49	1,135,125
	7,443,001(c)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class SM, 5.866% (1 Month USD LIBOR + 605 bps), 8/25/49	847,234
	9,117,466	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68 (144A)	9,721,536
	10,859,707	Finance of America Structured Securities Trust, Series 2019-JR2, Class JR2, 2.0%, 6/25/69 (144A)	11,543,237
	11,372,452	Finance of America Structured Securities Trust, Series 2019-JR4, Class JR2, 2.0%, 11/25/69 (144A)	11,613,443
	7,477,522	Finance of America Structured Securities Trust, Series 2020-JR2, 5/25/50 (144A)	7,574,779
	1,704,984(d)	FirstKey Mortgage Trust, Series 2014-1, Class B4, 4.01%, 11/25/44 (144A)	1,619,452
	5,496,576(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class B2, 4.5%, 5/25/48 (144A)	5,474,026
	4,711,468(d)	Flagstar Mortgage Trust, Series 2020-1INV, Class A3, 3.0%, 3/25/50 (144A)	4,841,595
	1,500,000(c)	Freddie Mac Stacr, Series 2019-HQA3, Class B1, 3.185% (1 Month USD LIBOR + 300 bps), 9/25/49 (144A)	1,372,046
	3,900,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 2.685% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	3,158,880
	6,060,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.285% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	5,802,035
	6,800,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.485% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	6,548,257
	8,080,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class B2, 10.685% (1 Month USD LIBOR + 1,050 bps), 3/25/49 (144A)	7,634,748
	3,000,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B1, 4.585% (1 Month USD LIBOR + 440 bps), 2/25/49 (144A)	2,912,323
	6,700,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.435% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	7,034,432
	5,530,748(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.535% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	5,412,824
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	3,740,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B1, 4.285% (1 Month USD LIBOR + 410 bps), 4/25/49 (144A)	$3,651,458
	2,880,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.435% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	2,780,654
	1,561,603(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 2.235% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	1,529,523
	5,510,000(c)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.235% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	5,153,971
	236,145(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1.485% (1 Month USD LIBOR + 130 bps), 3/25/29	235,885
	171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	8,022
	579,191	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	449,859
	2,695,398	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	3,047,472
	1,432,858	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	1,465,723
	19,493,926(c)(f)	Government National Mortgage Association, Series 2019-90, Class SA, 3.11% (1 Month USD LIBOR + 330 bps), 7/20/49	1,859,947
	52,211,711(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.5%, 9/20/49	3,703,403
	40,949,800(c)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 3.23% (1 Month USD LIBOR + 342 bps), 9/20/49	3,600,274
	41,113,967(c)(f)	Government National Mortgage Association, Series 2019-121, Class SA, 3.16% (1 Month USD LIBOR + 335 bps), 10/20/49	4,021,361
	60,084,933(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.5%, 10/20/49	7,036,336
	130,567,593(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.5%, 10/20/49	10,153,484
	31,006,586(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	3,502,476
	29,443,291(c)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 3.16% (1 Month USD LIBOR + 335 bps), 1/20/50	2,834,909
	4,452,895(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B2, 4.337%, 8/25/49 (144A)	4,617,074
	4,300,000(d)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A2, 2.875%, 1/25/59 (144A)	4,216,986
	2,513,215(d)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B1, 3.675%, 5/25/50 (144A)	2,601,410
	2,974,218(d)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B2, 3.675%, 5/25/50 (144A)	2,854,063
	1,700,000(c)	Home Partners of America Trust, Series 2017-1, Class E, 2.844% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	1,671,177
	1,194,123(c)	Home Partners of America Trust, Series 2018-1, Class A, 1.094% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	1,176,578
	2,983,970(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.718%, 1/25/44 (144A)	2,989,305
	5,869,752(d)	JP Morgan Mortgage Trust, Series 2019-8, Class B2A, 3.202%, 3/25/50 (144A)	5,951,809
	11,656,456(d)	JP Morgan Mortgage Trust, Series 2019-9, Class B2A, 3.525%, 5/25/50 (144A)	11,023,725
	7,708,224(d)	JP Morgan Mortgage Trust, Series 2019-LTV3, Class B2, 4.561%, 3/25/50 (144A)	7,801,380
	6,625,000(d)	JP Morgan Mortgage Trust, Series 2020-4, Class A15, 3.0%, 11/25/50 (144A)	6,788,037
	3,972,498(d)	JP Morgan Mortgage Trust, Series 2020-INV1, Class A15, 3.5%, 8/25/50 (144A)	4,037,113
	1,444,095	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,569,371
	2,528,017	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	2,583,317
	542,377(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)	556,953
	17,798,218(d)	Mill City Mortgage Loan Trust, Series 2019-1, Class M3, 3.5%, 10/25/69 (144A)	16,325,461
	1,900,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M1, 3.0%, 7/25/59 (144A)	1,917,418
	6,145,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	5,810,418
	8,000,000(d)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class M2, 3.5%, 12/25/57 (144A)	7,674,794
	8,400,000(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	7,982,341
	5,200,000(d)	New Residential Mortgage Loan Trust, Series 2019-RPL3, Class M1, 3.25%, 7/25/59 (144A)	5,177,147
	6,500,000	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class M2, 3.5%, 11/25/59 (144A)	6,173,644
	1,000,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class B1, 4.235% (1 Month USD LIBOR + 405 bps), 7/25/28 (144A)	653,515
	4,070,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 3.035% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	3,807,169
	700,000	Progress Residential Trust, Series 2017-SFR1, Class C, 3.316%, 8/17/34 (144A)	711,348
	2,600,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	2,647,850
	3,227,064(d)	Provident Funding Mortgage Trust, Series 2020-1, Class B1, 3.34%, 2/25/50 (144A)	3,226,228
	3,470,000(c)	Radnor Re, Ltd., Series 2019-1, Class B1, 4.635% (1 Month USD LIBOR + 445 bps), 2/25/29 (144A)	2,844,572
	2,968	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	2,671
	1,700,000+(d)	RMF Buyout Issuance Trust, Series 2019-1, Class M4, 4.23%, 7/25/29 (144A)	1,646,654
	1,500,000(d)	RMF Buyout Issuance Trust, Series 2019-1, Class M5, 6.0%, 7/25/29 (144A)	1,421,685
	1,185,000(d)	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.0%, 2/25/30 (144A)	1,113,853
	3,945,097(d)	Sequoia Mortgage Trust, Series 2013-2, Class B4, 3.64%, 2/25/43	3,931,988
	1,362,492(d)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	1,429,453
	3,239,711(d)	Sequoia Mortgage Trust, Series 2018-CH3, Class B2B, 4.853%, 8/25/48 (144A)	3,497,268
	6,778,746(d)	Sequoia Mortgage Trust, Series 2018-CH4, Class B1B, 4.974%, 10/25/48 (144A)	7,368,443
	3,541,885(c)	STACR Trust, Series 2018-DNA3, Class B1, 4.085% (1 Month USD LIBOR + 390 bps), 9/25/48 (144A)	3,471,564
	3,550,000(c)	STACR Trust, Series 2018-HRP2, Class B1, 4.385% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	3,276,904
	15,100,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	14,943,415
	1,200,000(d)	Verus Securitization Trust, Series 2020-2, Class B1, 5.36%, 5/25/60 (144A)	1,086,169
	250,000	Verus Securitization Trust, Series 2020-INV1, Class B1, 5.75%, 4/25/60 (144A)	231,411
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	340,000	Verus Securitization Trust, Series 2020-INV1, Class B2, 6.0%, 4/25/60 (144A)	$306,217
	800,000(d)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	714,714
	1,672,974(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class B4, 3.909%, 2/20/45 (144A)	1,667,341
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $539,733,551)	$507,655,934
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.9% of Net Assets
	8,687,383(e)(f)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	$1
	1,597,000	BBCMS Mortgage Trust, Series 2020-C6, Class D, 2.4%, 2/15/53 (144A)	885,697
	4,500,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	5,219,111
	2,025,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.387%, 9/15/48 (144A)	2,073,715
	5,000,000(c)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.673% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	4,844,960
	3,810,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	4,405,411
	4,250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,676,909
	2,500,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class D, 6.099%, 2/15/33 (144A)	2,335,374
	9,608,538(c)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.535% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	7,973,276
	3,500,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	3,986,375
	2,470,000(c)	CLNY Trust, Series 2019-IKPR, Class E, 2.906% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	2,044,324
	3,421,622	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	3,477,190
	2,531,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.286%, 8/10/50 (144A)	2,438,404
	2,484,000(d)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	1,862,416
	5,227,225(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	5,265,003
	2,353,770	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	2,509,770
	2,411,000	COMM Mortgage Trust, Series 2019-GC44, Class D, 2.5%, 8/15/57 (144A)	1,588,134
	7,650,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.754%, 2/10/37 (144A)	6,273,279
	4,412,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	3,464,468
	7,000,000(c)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.335% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	6,684,623
	1,500,000(d)	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class D, 5.089%, 1/15/49 (144A)	1,087,441
	4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.412%, 4/15/50	3,725,856
	5,150,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.732%, 11/15/48	3,446,633
	4,106,000	DBGS Mortgage Trust, Series 2018-C1, Class 7EB, 5.237%, 9/15/31 (144A)	3,957,306
	4,536,000(d)	FREMF Mortgage Trust, Series 2015-K45, Class C, 3.713%, 4/25/48 (144A)	4,644,051
	2,000,000(d)	FREMF Mortgage Trust, Series 2016-K52, Class B, 4.059%, 1/25/49 (144A)	2,125,558
	2,340,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	2,526,625
	2,300,000(d)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.159%, 11/25/32 (144A)	2,102,475
	3,100,000(d)	FREMF Mortgage Trust, Series 2018-KW06, Class B, 4.367%, 6/25/28 (144A)	2,372,758
	975,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.221%, 10/25/31 (144A)	746,961
	1,550,000(d)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.525%, 2/25/52 (144A)	1,602,720
	9,726,895(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	8,106,216
	8,500,000(c)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.08% (1 Month USD LIBOR + 690 bps), 8/25/29	5,333,750
	3,900,000(d)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.707%, 3/25/53 (144A)	4,200,371
	6,248,870(c)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.413% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)	5,720,803
	3,250,000(d)	FREMF Trust, Series 2018-KW04, Class B, 4.044%, 9/25/28 (144A)	3,258,885
	1,918,871(c)	FRESB Mortgage Trust, Series 2017-SB43, Class A5H, 2.79% (1 Month USD LIBOR + 0 bps), 10/25/37	1,970,215
	6,000,000(c)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.685% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	5,073,230
	5,200,000(c)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.185% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	4,162,113
	1,800,000(d)	GS Mortgage Securities Trust, Series 2016-GS4, Class D, 3.233%, 11/10/49 (144A)	1,309,291
	3,750,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.893%, 1/15/49	3,445,858
	4,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	4,902,286
	11,650,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	8,460,907
	4,250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.421%, 6/15/51	4,772,645
	3,100,000(c)	KNDL Mortgage Trust, Series 2019-KNSQ, Class F, 2.185% (1 Month USD LIBOR + 200 bps), 5/15/36 (144A)	2,874,538
	3,337,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.111%, 2/15/47	3,218,083
	6,700,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class C, 4.61%, 2/15/48	6,150,130
	1,625,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,003,022
	3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	3,559,934
	2,140,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	1,480,919
	2,000,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	2,161,948
	8,000,000(c)	Morgan Stanley Capital I Trust, Series 2019-AGLN, Class E, 2.235% (1 Month USD LIBOR + 205 bps), 3/15/34 (144A)	6,276,363
	8,400,000(c)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.435% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)	7,559,059
	Principal Amount USD ($)		Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
	1,030,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.544%, 8/15/36 (144A)	$878,502
	4,450,000(c)	Ready Capital Mortgage Financing LLC, Series 2019-FL3, Class D, 3.085% (1 Month USD LIBOR + 290 bps), 3/25/34 (144A)	3,451,918
	2,659,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,412,432
	5,400,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.514%, 2/25/52 (144A)	3,886,580
	2,403,000(d)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,130,655
	2,401,443(d)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	2,405,899
	67,584,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.443%, 3/15/51	1,714,937
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $238,196,369)	$212,228,313
		CONVERTIBLE CORPORATE BONDS - 0.6% of Net Assets
		Airlines - 0.1%
	3,120,000	Air Canada, 4.0%, 7/1/25 (144A)	$3,299,400
	2,965,000	Southwest Airlines Co., 1.25%, 5/1/25	3,561,057
		Total Airlines	$6,860,457
		Biotechnology - 0.3%
	5,500,000	Exact Sciences Corp., 0.375%, 3/1/28	$5,256,636
	6,298,000	Insmed, Inc., 1.75%, 1/15/25	6,120,869
		Total Biotechnology	$11,377,505
		Pharmaceuticals - 0.2%
	3,617,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	$3,502,724
	4,330,000	Tricida, Inc., 3.5%, 5/15/27 (144A)	4,573,099
		Total Pharmaceuticals	$8,075,823
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $24,213,180)	$26,313,785
		CORPORATE BONDS - 40.4% of Net Assets
		Advertising - 0.6%
	12,993,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$15,320,161
	1,455,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	1,371,774
	920,000	Lamar Media Corp., 4.0%, 2/15/30 (144A)	880,624
	1,695,000	Lamar Media Corp., 4.875%, 1/15/29 (144A)	1,703,475
	5,830,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	5,868,187
		Total Advertising	$25,144,221
		Aerospace & Defense - 0.9%
	25,979,000	Boeing Co., 3.75%, 2/1/50	$23,326,689
	9,700,000	Boeing Co., 5.805%, 5/1/50	11,455,561
	5,255,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	5,700,944
		Total Aerospace & Defense	$40,483,194
		Agriculture - 0.1%
	2,555,000	Altria Group, Inc., 4.45%, 5/6/50	$2,794,767
		Total Agriculture	$2,794,767
		Airlines - 0.0%†
	5,645,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	$5,659,113
		Total Airlines	$5,659,113
		Apparel - 0.1%
	6,010,000	Ralph Lauren Corp., 2.95%, 6/15/30	$6,171,239
		Total Apparel	$6,171,239
		Auto Manufacturers - 1.1%
	15,325,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	$13,943,911
	4,875,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	4,922,287
	16,702,000	General Motors Co., 6.6%, 4/1/36	18,055,050
	6,793,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	7,101,110
	2,740,000	Volkswagen Group of America Finance LLC, 3.75%, 5/13/30 (144A)	3,025,206
		Total Auto Manufacturers	$47,047,564
		Auto Parts & Equipment - 0.4%
	7,230,000	BorgWarner, Inc., 2.65%, 7/1/27	$7,417,944
	5,895,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25	6,307,650
	4,835,000	Lear Corp., 3.5%, 5/30/30	4,829,019
		Total Auto Parts & Equipment	$18,554,613
		Banks - 6.4%
	6,400,000(d)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	$6,502,400
	8,210,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	8,682,075
ARS	78,000,000(c)	Banco de la Ciudad de Buenos Aires, 33.478% (BADLARPP + 399 bps), 12/5/22	748,946
	7,405,000	Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23 (144A)	7,513,928
	4,608,000(b)(d)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	4,357,140
	2,915,000(d)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	2,842,154
	4,240,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	4,640,256
	11,035,000(b)(d)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	9,902,809
	9,150,000(b)(d)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	9,298,687
	4,625,000(b)(d)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	4,792,656
	9,600,000(b)(d)	BNP Paribas SA, 4.5% (5 Year CMT Index + 294 bps) (144A)	8,412,000
	9,709,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	9,903,180
	Principal Amount USD ($)		Value
		Banks - (continued)
	14,755,000(b)(d)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	$13,113,506
	16,758,000(b)(d)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	15,878,205
	3,915,000(b)(d)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps) (144A)	3,975,682
	23,240,000(b)(d)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	23,007,600
	3,842,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	3,803,580
	1,060,000(b)(d)	ING Groep NV, 5.75% (5 Year CMT Index + 434 bps)	1,052,050
	5,649,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	5,795,027
	14,165,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	15,494,566
EUR	5,560,000(b)(d)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)	6,809,162
	18,243,000(b)(d)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	16,281,877
	21,833,000(b)(d)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	20,883,264
IDR	15,039,758,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	105,505
	3,895,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	3,854,103
	14,375,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	14,946,406
	10,677,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	10,769,890
EUR	9,892,400(b)	Stichting AK Rabobank Certificaten, 6.5%	11,781,482
	12,215,000(b)(d)	Truist Financial Corp., 5.1% (5 Year CMT Index + 435 bps)	12,613,209
	3,000,000(d)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	2,797,500
	10,450,000(b)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	10,854,938
	2,200,000	Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)	2,441,824
	805,000	VVertical Holdco Gmbh, 7.625%, 7/15/28 (144A)	805,000
	660,000(b)(d)	Wachovia Capital Trust III, 5.57% (3 Month USD LIBOR + 93 bps)	655,248
		Total Banks	$275,315,855
		Beverages - 1.3%
	26,357,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$35,138,870
	15,341,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	18,947,396
		Total Beverages	$54,086,266
		Building Materials - 0.5%
	1,275,000	Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)	$1,198,500
	5,858,000	Carrier Global Corp., 2.7%, 2/15/31 (144A)	5,840,844
	5,970,000	Cemex SAB de CV, 5.45%, 11/19/29 (144A)	5,514,489
	905,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	923,960
	5,665,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	5,650,838
	950,000	Standard Industries, Inc., 5.0%, 2/15/27 (144A)	961,875
		Total Building Materials	$20,090,506
		Chemicals - 0.8%
	3,007,000	CF Industries, Inc., 4.95%, 6/1/43	$3,240,945
EUR	3,150,000	INEOS Finance Plc, 2.875%, 5/1/26 (144A)	3,371,071
	1,207,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	1,107,422
	2,566,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	2,252,614
EUR	2,450,000	OCI NV, 3.125%, 11/1/24 (144A)	2,683,880
	3,485,000	OCI NV, 5.25%, 11/1/24 (144A)	3,345,600
	3,239,000	OCI NV, 6.625%, 4/15/23 (144A)	3,255,195
	2,535,000	PolyOne Corp., 5.75%, 5/15/25 (144A)	2,607,881
	2,462,000	Sherwin-Williams Co., 3.3%, 5/15/50	2,496,967
EUR	1,670,000	Synthomer PLC, 3.875%, 7/1/25 (144A)	1,899,783
	4,340,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	4,383,400
	5,330,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	4,983,550
		Total Chemicals	$35,628,308
		Commercial Services - 1.9%
	5,196,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$5,455,800
	4,735,000	Brink’s Co., 5.5%, 7/15/25 (144A)	4,822,740
	15,520,000	CoStar Group, Inc., 2.8%, 7/15/30 (144A)	15,882,650
	8,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	8,249,375
	4,042,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	4,274,415
	1,305,000	Jaguar Holding Co. II/PPD Development LP, 4.625%, 6/15/25 (144A)	1,328,098
	1,995,000	Jaguar Holding Co. II/PPD Development LP, 5.0%, 6/15/28 (144A)	2,042,381
	3,795,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	3,935,415
	15,043,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	14,178,028
MXN	82,250,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	3,608,118
	4,035,000	Sotheby’s, 7.375%, 10/15/27 (144A)	3,813,075
	4,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	4,715,000
	6,663,000	Verisk Analytics, Inc., 3.625%, 5/15/50	7,543,152
	1,208,000	Verisk Analytics, Inc., 5.5%, 6/15/45	1,656,721
		Total Commercial Services	$81,504,968
		Computers - 0.0%†
	490,000	NCR Corp., 8.125%, 4/15/25 (144A)	$519,400
		Total Computers	$519,400
		Cosmetics/Personal Care - 0.1%
	5,445,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$5,594,737
		Total Cosmetics/Personal Care	$5,594,737
		Diversified Financial Services - 0.6%
	1,071,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	$930,504
	6,708,000(b)(d)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	7,166,291
	16,060,000(g)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK 6.50% cash), 9/15/24 (144A)	10,760,200
	1,180,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	1,121,000
	Principal Amount USD ($)		Value
		Diversified Financial Services - (continued)
	4,430,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	$4,546,066
	1,496,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	1,581,078
	750,000(c)	Vita Capital VI, Ltd., 4.614% (6 Month USD LIBOR + 290 bps), 1/8/21 (144A)	637,500
		Total Diversified Financial Services	$26,742,639
		Electric - 3.0%
	3,625,000	Adani Electricity Mumbai, Ltd., 3.949%, 2/12/30 (144A)	$3,367,798
	4,142,850	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	3,956,422
	4,577,000	Adani Transmission, Ltd., 4.25%, 5/21/36 (144A)	4,397,758
	2,285,000	AES Corp., 3.95%, 7/15/30 (144A)	2,416,387
	13,854,000(b)(d)	Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)	13,567,291
	21,163,000(b)(d)	Duke Energy Corp., 4.875% (5 Year CMT Index + 339 bps)	21,139,721
	7,765,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	8,822,671
	338,094	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	339,532
	2,336,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	2,441,891
	20,059,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	21,053,023
	6,490,000	Puget Energy, Inc., 4.1%, 6/15/30 (144A)	7,165,140
	9,606,000	Southern California Edison Co., 3.65%, 2/1/50	10,542,124
	7,635,000	Southern California Edison Co., 4.875%, 3/1/49	9,985,725
	16,580,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	17,074,565
	1,913,000	Vistra Operations Co. LLC, 4.3%, 7/15/29 (144A)	2,011,236
		Total Electric	$128,281,284
		Electrical Components & Equipment - 0.4%
EUR	7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$8,483,252
	2,664,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	2,613,304
	2,450,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	2,580,169
	1,700,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	1,797,750
		Total Electrical Components & Equipment	$15,474,475
		Electronics - 0.5%
	20,490,000	Flex, Ltd., 4.875%, 6/15/29	$22,612,365
		Total Electronics	$22,612,365
		Energy-Alternate Sources - 0.1%
	781,306	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$ 945,423
	2,095,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	2,126,425
		Total Energy-Alternate Sources	$3,071,848
		Engineering & Construction - 0.2%
	7,985,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	$8,144,700
		Total Engineering & Construction	$8,144,700
		Entertainment - 0.4%
	4,060,000	Colt Merger Sub, Inc., 6.25%, 7/1/25 (144A)	$4,034,625
	2,251,000	Eldorado Resorts, Inc., 6.0%, 9/15/26	2,431,800
	5,571,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	5,696,403
	1,735,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	1,388,000
	1,735,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,388,000
	3,636,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	3,261,038
		Total Entertainment	$18,199,866
		Environmental Control - 0.2%
	6,132,000	Covanta Holding Corp., 6.0%, 1/1/27	$6,209,263
	2,323,000	Tervita Corp., 7.625%, 12/1/21 (144A)	1,823,555
		Total Environmental Control	$8,032,818
		Food - 0.5%
	3,230,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$3,304,710
	2,250,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	2,376,585
	4,600,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	4,715,000
	2,485,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	2,637,206
	7,401,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	7,232,257
	1,375,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	1,385,313
		Total Food	$21,651,071
		Forest Products & Paper - 0.5%
	10,035,000	International Paper Co., 6.0%, 11/15/41	$13,227,474
	4,901,000	International Paper Co., 7.3%, 11/15/39	6,882,751
	3,004,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	3,065,582
		Total Forest Products & Paper	$23,175,807
		Gas - 0.1%
	3,129,664	Nakilat, Inc., 6.267%, 12/31/33 (144A)	$3,693,004
		Total Gas	$3,693,004
		Healthcare-Services - 1.1%
	7,590,000	Centene Corp., 3.375%, 2/15/30	$7,663,699
	2,005,000	Centene Corp., 4.25%, 12/15/27	2,068,980
	3,985,000	Centene Corp., 4.625%, 12/15/29	4,204,175
	8,657,000	HCA, Inc., 3.5%, 9/1/30	8,338,180
	5,736,000	Health Care Service Corp. A Mutual Legal Reserve Co., 3.2%, 6/1/50 (144A)	5,836,365
EUR	2,272,000	IQVIA, Inc., 2.25%, 1/15/28 (144A)	2,447,534
	2,225,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)	2,297,313
	2,400,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	2,388,000
	Principal Amount USD ($)		Value
		Healthcare-Services - (continued)
	1,685,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$1,682,894
	1,572,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	1,619,160
	730,000	Select Medical Corp., 6.25%, 8/15/26 (144A)	737,994
	3,210,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	3,167,307
	3,421,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	3,523,630
	1,813,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	1,754,078
		Total Healthcare-Services	$47,729,309
		Home Builders - 0.1%
	1,657,000	KB Home, 6.875%, 6/15/27	$1,806,130
	2,710,000	Meritage Homes Corp., 6.0%, 6/1/25	2,883,332
		Total Home Builders	$4,689,462
		Housewares - 0.0%†
	775,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$805,767
		Total Housewares	$805,767
		Insurance - 2.4%
	14,833,000	CNO Financial Group, Inc., 5.25%, 5/30/29	$15,896,957
	7,650,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	8,861,224
	13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	13,207,370
EUR	2,650,000(d)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap Rate + 370 bps), 5/23/59 (144A)	2,858,907
	22,651,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	34,546,884
	3,800,000	Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)	4,891,138
	10,910,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	11,635,746
	12,145,000	Prudential Financial, Inc., 3.0%, 3/10/40	12,371,175
		Total Insurance	$104,269,401
		Internet - 1.1%
	17,010,000	Booking Holdings, Inc., 4.625%, 4/13/30	$20,077,243
	14,366,000	Expedia Group, Inc., 3.25%, 2/15/30	13,394,068
	7,725,000	Expedia Group, Inc., 3.8%, 2/15/28	7,399,221
EUR	6,515,000	Netflix, Inc., 3.625%, 6/15/30 (144A)	7,521,226
		Total Internet	$48,391,758
		Iron & Steel - 0.1%
	1,985,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$1,915,525
	1,170,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	1,227,271
	2,070,000	Steel Dynamics, Inc., 3.25%, 1/15/31	2,111,289
		Total Iron & Steel	$5,254,085
		Leisure Time - 0.3%
	3,186,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	$3,324,433
	10,582,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	7,857,135
		Total Leisure Time	$11,181,568
		Lodging - 0.2%
	505,000	Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25 (144A)	$505,000
	555,000	Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28 (144A)	560,550
	1,565,000	Marriott International, Inc., 4.625%, 6/15/30	1,623,868
	940,000	Marriott International, Inc., 5.75%, 5/1/25	1,021,176
	4,500,000	Sands China, Ltd., 4.375%, 6/18/30 (144A)	4,686,525
		Total Lodging	$8,397,119
		Machinery-Diversified - 0.1%
	2,550,000	Vertical US Newco, Inc., 5.25%, 7/15/27 (144A)	$2,550,000
		Total Machinery-Diversified	$2,550,000
		Media - 0.5%
	6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$6,139,140
	1,345,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	1,399,473
	10,590,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	5,639,175
	7,835,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	8,030,875
		Total Media	$21,208,663
		Mining - 1.0%
	1,650,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,764,052
	4,847,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	5,316,159
	3,500,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	3,895,549
	6,744,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	6,440,520
	19,216,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	18,831,680
	3,300,000	Novelis Corp., 4.75%, 1/30/30 (144A)	3,151,500
	1,797,000	Rusal Capital, DAC, 4.85%, 2/1/23 (144A)	1,800,738
	3,550,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)	3,565,620
		Total Mining	$44,765,818
		Miscellaneous Manufacturers - 0.4%
	5,765,000	General Electric Co., 4.25%, 5/1/40	$5,736,624
	6,525,000	General Electric Co., 4.35%, 5/1/50	6,453,254
		Total Miscellaneous Manufacturers	$12,189,878
		Multi-National - 1.2%
	12,922,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$13,614,619
	4,880,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	4,801,920
	8,430,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	8,483,952
	2,860,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,974,400
IDR	189,000,300,000	European Bank for Reconstruction & Development, 6.45%, 12/13/22	13,037,109
	Principal Amount USD ($)		Value
		Multi-National - (continued)
IDR	113,010,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$8,019,706
		Total Multi-National	$50,931,706
		Oil & Gas - 1.9%
	6,155,000	Apache Corp., 4.25%, 1/15/30	$5,320,745
	11,320,000	Apache Corp., 4.375%, 10/15/28	9,996,246
	18,900,000	Cenovus Energy, Inc., 6.75%, 11/15/39	18,402,226
	895,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	835,143
	3,049,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	2,614,518
	3,815,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	3,171,219
	8,985,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	7,816,950
	6,125,000	Newfield Exploration Co., 5.625%, 7/1/24	5,852,733
	3,095,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	3,303,913
	4,667,000	Petroleos Mexicanos, 5.35%, 2/12/28	3,920,280
	2,814,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	1,716,540
	3,952,000	Transocean, Inc., 6.8%, 3/15/38	1,135,963
	1,110,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	612,581
	10,067,000	Valero Energy Corp., 6.625%, 6/15/37	13,387,325
	4,020,000	YPF SA, 6.95%, 7/21/27 (144A)	2,814,000
ARS	22,175,000	YPF SA, 16.5%, 5/9/22 (144A)	204,581
		Total Oil & Gas	$81,104,963
		Oil & Gas Services - 0.0%†
	2,027,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	$1,945,920
		Total Oil & Gas Services	$1,945,920
		Packaging & Containers - 0.2%
	7,630,000	Greif, Inc., 6.5%, 3/1/27 (144A)	$7,766,348
		Total Packaging & Containers	$7,766,348
		Pharmaceuticals - 1.0%
	1,831,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$1,943,149
EUR	8,000,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	8,885,483
EUR	2,805,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	3,115,472
	1,720,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	1,619,363
	1,210,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)	1,147,987
	5,250,000	Cardinal Health, Inc., 4.9%, 9/15/45	6,052,438
	4,435,531	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	4,991,870
	703,723	CVS Pass-Through Trust, 6.036%, 12/10/28	795,359
	886,217	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	1,155,953
	2,424,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	2,487,509
EUR	340,000	Teva Pharmaceutical Finance Netherlands II BV, 6.0%, 1/31/25 (144A)	402,994
	13,628,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	12,168,169
		Total Pharmaceuticals	$44,765,746
		Pipelines - 3.6%
	3,257,000	Cameron LNG LLC, 3.302%, 1/15/35 (144A)	$3,590,958
	7,358,000	Cameron LNG LLC, 3.402%, 1/15/38 (144A)	7,903,674
	2,905,000	DCP Midstream Operating LP, 3.875%, 3/15/23	2,817,850
	5,495,000	DCP Midstream Operating LP, 5.6%, 4/1/44	4,396,000
	7,140,000	Enable Midstream Partners LP, 4.4%, 3/15/27	6,650,899
	13,625,000	Enable Midstream Partners LP, 4.95%, 5/15/28	12,620,725
	4,555,000	Energy Transfer Operating LP, 6.0%, 6/15/48	4,724,344
	1,262,000	Energy Transfer Operating LP, 6.125%, 12/15/45	1,300,644
	1,694,000(b)(d)	Energy Transfer Operating LP, 6.625% (3 Month USD LIBOR + 416 bps)	1,296,240
	12,960,000(b)(d)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	11,080,800
	796,000	EnLink Midstream LLC, 5.375%, 6/1/29	597,000
	15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	9,386,871
	3,862,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	2,355,820
	1,680,000	Enterprise Products Operating LLC, 3.95%, 1/31/60	1,731,244
	3,600,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	3,464,712
	14,573,000	Kinder Morgan, Inc., 5.05%, 2/15/46	16,768,315
	4,224,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	4,553,220
	9,425,000	ONEOK, Inc., 6.875%, 9/30/28	11,114,714
	7,260,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	8,123,163
	4,525,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	4,527,322
	3,715,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	3,891,974
	5,253,000	Williams Cos., Inc., 5.75%, 6/24/44	6,075,375
	8,175,000	Williams Cos., Inc., 7.5%, 1/15/31	10,468,637
	8,690,000	Williams Cos., Inc., 7.75%, 6/15/31	11,227,911
		Total Pipelines	$150,668,412
		Real Estate - 0.3%
	13,000,000(b)(d)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$12,945,920
		Total Real Estate	$12,945,920
		REITs - 1.1%
	4,800,000	GLP Capital LP/GLP Financing II, Inc., 4.0%, 1/15/30	$4,758,000
	4,185,000	Highwoods Realty LP, 4.125%, 3/15/28	4,476,037
	12,750,000	iStar, Inc., 4.25%, 8/1/25	11,538,750
	3,345,000	iStar, Inc., 4.75%, 10/1/24	3,123,394
	9,521,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	9,568,605
	4,605,000	Simon Property Group LP, 3.25%, 9/13/49	4,293,455
	Principal Amount USD ($)		Value
		REITs - (continued)
	8,337,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	$8,447,632
	892,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30 (144A)	850,745
		Total REITs	$47,056,618
		Retail - 0.3%
	3,510,000	AutoNation, Inc., 4.75%, 6/1/30	$3,803,325
	9,241,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	8,247,592
	1,350,000	QVC, Inc., 4.75%, 2/15/27	1,305,450
		Total Retail	$13,356,367
		Semiconductors - 0.5%
	2,290,000	Broadcom, Inc., 4.3%, 11/15/32 (144A)	$2,512,539
	18,231,000	Broadcom, Inc., 5.0%, 4/15/30 (144A)	20,954,216
		Total Semiconductors	$23,466,755
		Software - 0.5%
	19,791,000	Citrix Systems, Inc., 3.3%, 3/1/30	$21,156,402
		Total Software	$21,156,402
		Sovereign - 0.0%†
	2,820,000(h)	Ecuador Social Bond S.a.r.l, 1/30/35 (144A)	$1,402,950
		Total Sovereign	$1,402,950
		Telecommunications - 1.4%
	9,874,000	Altice France SA, 5.5%, 1/15/28 (144A)	$9,972,740
	10,105,000	AT&T, Inc., 3.65%, 6/1/51	10,580,149
	8,075,000	AT&T, Inc., 3.85%, 6/1/60	8,610,969
	3,010,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	2,923,462
	4,600,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	4,143,220
	1,976,217	Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.0%, 12/31/26 (144A)	1,185,730
	4,950,371	Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24 (144A)	4,826,612
	2,507,394(g)	Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 13% (7.00% PIK 6.00% cash), 12/31/25 (144A)	2,106,211
	982,000(i)	Frontier Communications Corp., 8.75%, 4/15/22	321,605
	5,900,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	5,944,250
	1,496,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	1,596,980
	4,425,000	MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)	4,668,375
	4,605,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	2,763,000
		Total Telecommunications	$59,643,303
		Transportation - 0.4%
	11,394,000	Union Pacific Corp., 3.75%, 2/5/70	$12,691,870
	5,745,000	XPO Logistics, Inc., 6.25%, 5/1/25 (144A)	6,017,888
		Total Transportation	$18,709,758
		TOTAL CORPORATE BONDS
		(Cost $1,731,351,790)	$1,744,028,624
		FOREIGN GOVERNMENT BONDS - 4.8% of Net Assets
		Albania - 0.1%
EUR	3,975,000	Albania Government International Bond, 3.5%, 6/16/27 (144A)	$4,438,198
		Total Albania	$4,438,198
		Argentina - 0.2%
	2,050,000(i)	Argentine Republic Government International Bond, 6.625%, 7/6/28	$809,750
	4,090,000(i)	Argentine Republic Government International Bond, 7.5%, 4/22/26	1,644,180
	8,500,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	6,494,000
	847,482	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	623,181
		Total Argentina	$9,571,111
		Bahrain - 0.3%
	7,000,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)	$7,068,250
	5,010,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	5,579,326
		Total Bahrain	$12,647,576
		Colombia - 0.1%
	4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$4,764,000
		Total Colombia	$4,764,000
		Egypt - 0.6%
EGP	197,044,000	Egypt Government Bond, 15.7%, 11/7/27	$13,061,112
EUR	5,000,000	Egypt Government International Bond, 4.75%, 4/11/25 (144A)	5,435,847
	5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	5,268,100
	2,000,000	Egypt Government International Bond, 8.875%, 5/29/50 (144A)	1,973,320
		Total Egypt	$25,738,379
		Gabon - 0.1%
	2,635,000	Gabon Government International Bond, 6.625%, 2/6/31 (144A)	$2,347,696
		Total Gabon	$2,347,696
		Ghana - 0.4%
	4,780,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$4,325,900
GHS	66,450,000	Republic of Ghana Government Bonds, 20.75%, 1/16/23	11,961,057
		Total Ghana	$16,286,957
		Indonesia - 0.3%
IDR	219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$14,422,835
		Total Indonesia	$14,422,835
		Ivory Coast - 0.1%
EUR	3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$3,444,236
	Principal Amount USD ($)		Value
		Ivory Coast - (continued)
	2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	$2,487,500
		Total Ivory Coast	$5,931,736
		Mexico - 0.9%
MXN	594,140,000	Mexican Bonos, 8.5%, 5/31/29	$30,587,941
	3,210,000	Mexico Government International Bond, 3.9%, 4/27/25	3,434,700
	4,200,000	Mexico Government International Bond, 5.0%, 4/27/51	4,525,500
		Total Mexico	$38,548,141
		Peru - 0.1%
	2,175,000	Peruvian Government International Bond, 2.783%, 1/23/31	$2,319,637
		Total Peru	$2,319,637
		Qatar - 0.1%
	3,510,000	Qatar Government International Bond, 3.75%, 4/16/30 (144A)	$3,996,809
		Total Qatar	$3,996,809
		Russia - 0.5%
RUB	25,000	Russian Federal Bond - OFZ, 7.6%, 7/20/22	$372
RUB	1,326,346,000	Russian Federal Bond - OFZ, 8.15%, 2/3/27	21,465,030
		Total Russia	$21,465,402
		Trinidad - 0.1%
	4,440,000	Trinidad & Tobago Government International Bond, 4.5%, 6/26/30 (144A)	$4,356,750
		Total Trinidad	$4,356,750
		Tunisia - 0.1%
EUR	3,250,000	Banque Centrale de Tunisie International Bond, 6.375%, 7/15/26 (144A)	$3,258,997
		Total Tunisia	$3,258,997
		Turkey - 0.2%
	6,505,000	Turkey Government International Bond, 5.6%, 11/14/24	$6,391,162
		Total Turkey	$6,391,162
		Ukraine - 0.3%
EUR	4,490,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)	$4,323,967
	9,575,000	Ukraine Government International Bond, 7.375%, 9/25/32 (144A)	9,608,264
		Total Ukraine	$13,932,231
		Uruguay - 0.3%
UYU	476,113,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$11,214,605
		Total Uruguay	$11,214,605
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $217,136,215)	$201,632,222
		INSURANCE-LINKED SECURITIES - 3.2% of Net Assets(j)
		Event-Linked Bonds - 0.4%
		Earthquakes - California - 0.0%†
	1,800,000(c)	Ursa Re, 5.887% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	$1,755,000
		Earthquakes - Chile - 0.0%†
	1,950,000(c)	International Bank for Reconstruction & Development, 2.692% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,914,900
		Earthquakes - Colombia - 0.0%†
	1,550,000(c)	International Bank for Reconstruction & Development, 3.192% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,521,945
		Earthquakes - Mexico - 0.0%†
	250,000(c)	International Bank for Reconstruction & Development, 3.733% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$246,725
		Earthquakes - U.S. - 0.0%†
	1,000,000(c)	Acorn Re, 3.726% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$990,500
		Health - U.S. - 0.0%†
	500,000(c)	Vitality Re VIII, 1.882% (3 Month U.S. Treasury Bill + 175 bps), 1/8/21 (144A)	$475,000
	1,500,000(c)	Vitality Re X, 1.882% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	1,425,000
			$1,900,000
		Multiperil - Europe - 0.0%†
EUR	1,500,000(c)	Lion II Re, DAC, 3.57% (3 Month EURIBOR + 357 bps), 7/15/21 (144A)	$1,672,854
		Multiperil - Florida - 0.0%†
	250,000(c)	Sanders Re II, 5.634% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$249,500
		Multiperil - U.S. - 0.1%
	3,000,000(c)	Residential Reinsurance 2016, 4.214% (3 Month U.S. Treasury Bill + 408 bps), 12/6/20 (144A)	$2,961,600
	1,000,000(c)	Residential Reinsurance 2016, 5.734% (3 Month U.S. Treasury Bill + 560 bps), 12/6/20 (144A)	973,500
	250,000(c)	Sanders Re, 2.975% (6 Month USD LIBOR + 293 bps), 12/6/21 (144A)	237,625
			$4,172,725
		Multiperil - U.S. & Canada - 0.0%†
	500,000(c)	Mona Lisa Re, 8.134% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	$497,050
		Multiperil - U.S. Regional - 0.1%
	2,600,000(c)	Longpoint Re III, 2.884% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$2,535,260
		Multiperil - Worldwide - 0.0%†
	2,000,000(c)	Galilei Re, 6.798% (6 Month USD LIBOR + 588 bps), 1/8/21 (144A)	$1,957,800
		Pandemic - U.S. - 0.0%†
	500,000(c)	Vitality Re XI, 1.932% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$420,000
	Principal Amount USD ($)		Value
		Pandemic - Worldwide - 0.1%
	1,999,920(c)	International Bank for Reconstruction & Development, 8.373% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$2,003,920
		Windstorm - Europe - 0.0%†
EUR	250,000	Windmill II Re Ltd, 7/5/24 (144A)	$280,859
		Windstorm - U.S. Regional - 0.1%
	1,250,000	Matterhorn Re, 12/7/21 (144A)	$1,078,125
	250,000(c)	Matterhorn Re, 7.134% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	250,275
	1,250,000(c)	Matterhorn Re, 10.134% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	1,250,000
	250,000	Matterhorn Re, 12/7/20 (144A)	227,750
			$2,806,150
		Total Event-Linked Bonds	$24,925,188
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.6%
		Earthquakes - California - 0.1%
	2,000,000+(a)(k)	Adare Re 2020, 1/31/21	$2,055,440
		Multiperil - Massachusetts - 0.1%
	2,537,500+(a)(k)	Denning Re 2019, 7/31/20	$2,606,552
		Multiperil - U.S. - 0.2%
	6,000,000+(a)(k)	Ballybunion Re, 2/28/21	$6,076,836
	600,000+(a)(k)	Dingle Re 2019, 2/1/21	612,315
	550,000+(a)(k)	Dingle Re 2020, 1/31/21	538,493
	1,150,000+(k)	Port Royal Re 2019, 5/31/21	1,137,245
			$8,364,889
		Multiperil - U.S. & Canada - 0.0%†
	2,000,000+(a)(k)	Leven Re 2020, 1/31/21	$1,976,366
		Multiperil - U.S. Regional - 0.1%
	2,000,000+(a)(k)	Ailsa Re 2019, 6/30/20	$2,129,909
		Multiperil - Worldwide - 0.1%
	480,000+(a)(k)	Limestone Re, 3/1/24 (144A)	$488,784
	1,020,000+(a)(k)	Limestone Re, Series A, 3/1/24 (144A)	1,038,666
	12,000+(k)	Limestone Re 2016-1, 8/31/21	–
	86,000+(k)	Limestone Re 2016-1, 8/31/21	–
	1,250,000+(a)(k)	Limestone Re 2019-2, 3/1/23 (144A)	1,326,000
	20,000+(k)	Limestone Re 2019-B, 9/9/22 (144A)	132,924
	1,500,000+(a)(k)	Mid Ocean Re 2019, 7/31/20	1,546,316
	700,000+(a)(k)	Old Head Re 2020, 12/31/23	618,747
	4,500,000+(a)(k)	Resilience Re, 4/6/21 (144A)	450
	850,864+(k)	Seminole Re 2018, 1/15/21	96,171
	608,616+(a)(k)	Walton Health Re 2018, 6/15/20	289,092
	300,000+(a)(k)	Walton Health Re 2019, 6/30/20	300,728
			$5,837,878
		Windstorm - Florida - 0.0%†
	1,750,000+(a)(k)	Formby Re 2018, 2/28/21	$329,912
	2,200,000+(a)(k)	Portrush Re 2017, 6/15/20	1,403,820
			$1,733,732
		Windstorm - North Carolina - 0.0%†
	2,000,000+(k)	Isosceles Re 2020, 4/30/22	$1,939,759
		Windstorm - U.S. Regional - 0.0%†
	1,250,000+(a)(k)	Oakmont Re 2017, 4/15/20	$36,750
	1,900,000+(a)(k)	Oakmont Re 2019, 4/30/21	1,315,393
			$1,352,143
		Total Collateralized Reinsurance	$27,996,668
		Industry Loss Warranties - 0.1%
		Windstorm - U.S. - 0.1%
	3,500,000+(k)	Thaxted Park Re 2020, 12/10/20	$3,384,822
		Total Industry Loss Warranties	$3,384,822
		Reinsurance Sidecars - 2.1%
		Multiperil - U.S. - 0.2%
	10,280,000+(a)(k)	Carnoustie Re 2016, 11/30/20	$277,560
	10,188,000+(a)(k)	Carnoustie Re 2017, 11/30/21	1,342,778
	3,000,000+(k)	Carnoustie Re 2018, 12/31/21	33,600
	1,000,000+(a)(k)	Carnoustie Re 2019, 12/31/22	1,164,681
	2,800,000+(a)(k)	Castle Stuart Re 2018, 12/1/21	712,456
	3,000,000+(a)(l)	Harambee Re 2018, 12/31/21	108,000
	5,000,000+(l)	Harambee Re 2019, 12/31/22	104,000
	3,000,000+(a)(l)	Harambee Re 2020, 12/31/23	3,003,900
			$6,746,975
		Multiperil - Worldwide - 1.9%
	550,000+(a)(k)	Alturas Re, 3/10/23 (144A)	$461,450
	3,000,000+(a)(k)	Alturas Re, 3/10/23	3,116,400
	2,201+(a)(k)	Alturas Re 2019-1, 6/30/20 (144A)	45,961
	33,410+(k)	Alturas Re 2019-2, 3/10/22	301,756
	2,133,500+(a)(k)	Arlington Re 2015, 2/1/21	103,688
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	4,000,000+(a)(k)	Bantry Re 2016, 3/31/21	$322,400
	3,000,000+(a)(k)	Bantry Re 2017, 3/31/21	708,300
	2,500,000+(a)(k)	Bantry Re 2018, 12/31/21	28,500
	4,000,000+(k)	Bantry Re 2019, 12/31/22	135,855
	3,821,406+(a)(k)	Bantry Re 2020, 12/31/20	3,990,369
	3,605,000+(a)(k)	Berwick Re 2017-1, 2/1/21	119,326
	13,924,181+(a)(k)	Berwick Re 2018-1, 12/31/21	1,694,573
	9,947,951+(a)(k)	Berwick Re 2019-1, 12/31/22	10,735,968
	1,750,000+(l)	Blue Lotus Re, 12/31/21	108,850
	155,000+(k)	Eden Re II, 3/22/22 (144A)	100,901
	232,500+(k)	Eden Re II, 3/22/22 (144A)	145,807
	73,625+(a)(k)	Eden Re II, 3/22/23 (144A)	656,507
	7,000,000+(a)(k)	Eden Re II, 3/22/24 (144A)	7,322,000
	6,500,000+(a)(k)	Gleneagles Re 2016, 11/30/20	202,800
	1,500,000+(a)(k)	Gleneagles Re 2018, 12/31/21	177,450
	1,156,688+(k)	Gleneagles Re 2019, 12/31/22	25,849
	1,270,798+(a)(k)	Gleneagles Re 2020, 12/31/23	1,309,126
	2,737,878+(a)(k)	Gullane Re 2018, 12/31/21	2,683,536
	7,000+(k)	Limestone Re 2018, 3/1/22	233,399
	500,000+(a)(k)	Lion Rock Re, 1/31/21	541,700
	500,000+(l)	Lion Rock Re 2019, 1/31/21	48,800
	6,000,000+(a)(l)	Lorenz Re 2018, 7/1/21	262,200
	2,545,246+(a)(l)	Lorenz Re 2019, 6/30/22	2,011,508
	8,500,000+(a)(k)	Merion Re 2018-2, 12/31/21	9,259,900
	15,300,000+(a)(k)	Pangaea Re 2015-1, 2/28/21	20,015
	14,520,000+(k)	Pangaea Re 2015-2, 5/29/21	21,648
	14,000,000+(k)	Pangaea Re 2016-1, 11/30/20	31,077
	6,150,000+(k)	Pangaea Re 2016-2, 11/30/20	18,303
	6,000,000+(a)(k)	Pangaea Re 2017-1, 11/30/21	600
	4,750,000+(a)(k)	Pangaea Re 2018-1, 12/31/21	279,300
	7,100,000+(a)(k)	Pangaea Re 2018-3, 7/1/22	147,278
	3,891,425+(a)(k)	Pangaea Re 2019-1, 2/1/23	81,087
	5,220,725+(a)(k)	Pangaea Re 2019-3, 7/1/23	5,251,897
	3,850,570+(a)(k)	Pangaea Re 2020-1, 2/1/24	3,950,285
	1,800,000+(a)(k)	Sector Re V, 12/1/23 (144A)	1,076,088
	1,559,969+(a)(k)	Sector Re V, 12/1/24 (144A)	1,554,505
	540,000+(a)(k)	Sector Re V, 3/1/25 (144A)	550,032
	1,696,451+(a)(k)	Sector Re V, 3/1/25 (144A)	1,710,957
	710,000+(a)(k)	Sector Re V, Ltd., 3/1/25 (144A)	723,191
	540,031+(a)(k)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	329,733
	1,516+(k)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	98,462
	5,326+(k)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	248,751
	360,000+(a)(k)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	185,984
	1,500,000+(a)(k)	Sector Re V, Series 9, Class C, 12/1/24 (144A)	1,494,746
	3,608+(a)(k)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	288,165
	5,855,000+(a)(k)	St. Andrews Re 2017-1, 2/1/21	396,969
	2,606,976+(a)(k)	St. Andrews Re 2017-4, 6/1/20	256,526
	3,609,700+(a)(k)	Sussex Re 2020-1, 12/31/22	3,717,991
	1,000,000+(a)(l)	Thopas Re 2018, 12/31/21	–
	3,000,000+(a)(l)	Thopas Re 2019, 12/31/22	535,800
	4,000,000+(a)(l)	Thopas Re 2020, 12/31/23	4,197,600
	5,750,000+(a)(k)	Versutus Re 2017, 11/30/21	41,975
	3,000,000+(a)(k)	Versutus Re 2018, 12/31/21	–
	2,647,642+(k)	Versutus Re 2019-A, 12/31/21	140,855
	852,358+(k)	Versutus Re 2019-B, 12/31/21	45,345
	1,250,000+(a)(l)	Viribus Re 2018, 12/31/21	50,625
	3,650,000+(l)	Viribus Re 2019, 12/31/22	143,445
	4,139,570+(a)(l)	Viribus Re 2020, 12/31/23	4,411,954
	1,826,168+(a)(k)	Woburn Re 2018, 12/31/21	244,311
	3,539,362+(a)(k)	Woburn Re 2019, 12/31/22	2,069,981
			$81,170,360
		Total Reinsurance Sidecars	$87,917,335
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $146,630,580)	$144,224,013
	Principal Amount USD ($)		Value
		MUNICIPAL BONDS - 0.3% of Net Assets(m)
		Municipal General Obligation - 0.2%
	13,525,000(i)(n)	Commonwealth of Puerto Rico, 8.0%, 7/1/35	$8,115,000
		Total Municipal General Obligation	$8,115,000
		Municipal Higher Education - 0.1%
	2,300,000	Trustees of Amherst College, 3.794%, 11/1/42	$2,602,009
		Total Municipal Higher Education	$2,602,009
		TOTAL MUNICIPAL BONDS
		(Cost $11,449,251)	$10,717,009
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.5% of Net Assets*(c)
		Aerospace & Defense - 0.0%†
	343,651	United Airlines, Inc., Refinanced Term Loan, 1.928% (LIBOR + 175 bps), 4/1/24	$314,584
		Total Aerospace & Defense	$314,584
		Automobile - 0.1%
	1,633,257	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$1,555,677
	2,049,152	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.123% (LIBOR + 275 bps), 11/8/23	1,879,458
	2,550,459	Navistar, Inc., Tranche B Term Loan, 3.7% (LIBOR + 350 bps), 11/6/24	2,422,936
		Total Automobile	$5,858,071
		Beverage, Food & Tobacco - 0.1%
	4,001,088	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 3.072% (LIBOR + 200 bps), 5/1/26	$3,842,165
		Total Beverage, Food & Tobacco	$3,842,165
		Buildings & Real Estate - 0.0%†
	94,838	Builders FirstSource, Inc., Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 2/29/24	$91,924
	2,034,388	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/29/23	1,687,907
		Total Buildings & Real Estate	$1,779,831
		Chemicals, Plastics & Rubber - 0.1%
	1,628,287	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 2.178% (LIBOR + 200 bps), 1/31/26	$1,555,014
	3,272,527	Reynolds Group Holdings, Inc., Incremental US Term Loan, 2.928% (LIBOR + 275 bps), 2/5/23	3,130,990
		Total Chemicals, Plastics & Rubber	$4,686,004
		Computers & Electronics - 0.0%†
	1,410,294	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.428% (LIBOR + 425 bps), 6/26/25	$1,128,235
		Total Computers & Electronics	$1,128,235
		Construction & Building - 0.1%
	2,077,481	Quikrete Holdings, Inc., First Lien Initial Term Loan, 2.678% (LIBOR + 250 bps), 2/1/27	$2,010,395
		Total Construction & Building	$2,010,395
		Consumer Services - 0.0%†
	1,212,622	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2019 Refinancing Term B-1 Loan, 4.25% (LIBOR + 325 bps), 9/23/26	$1,168,664
		Total Consumer Services	$1,168,664
		Diversified & Conglomerate Manufacturing - 0.1%
	2,142,643	Garda World Security Corp., Initial Term Loan, 4.93% (LIBOR + 475 bps), 10/30/26	$2,110,503
	1,288,700	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25	1,188,826
		Total Diversified & Conglomerate Manufacturing	$3,299,329
		Diversified & Conglomerate Service - 0.1%
	467,498	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 3/3/25	$340,105
	2,362,938	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25	2,256,605
	2,153,693	Gates Global LLC, Initial B-2 Dollar Term Loan, 3.75% (LIBOR + 275 bps), 4/1/24	2,081,006
	567,349	West Corp., Initial Term B Loan, 5.0% (LIBOR + 400 bps), 10/10/24	488,488
		Total Diversified & Conglomerate Service	$5,166,204
		Electronics - 0.2%
	7,821,592	Scientific Games International, Inc., Initial Term B-5 Loan, 3.476% (LIBOR + 275 bps), 8/14/24	$6,933,842
		Total Electronics	$6,933,842
		Entertainment & Leisure - 0.1%
	3,820,042	Sabre GLBL, Inc. (fka Sabre, Inc.), 2018 Other Term B Loan, 2.178% (LIBOR + 200 bps), 2/22/24	$3,531,629
		Total Entertainment & Leisure	$3,531,629
		Healthcare & Pharmaceuticals - 0.2%
	3,632,996	Alphabet Holding Co., Inc. (aka Nature’s Bounty), First Lien Initial Term Loan, 3.678% (LIBOR + 350 bps), 9/26/24	$3,425,007
	2,352,250	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/29/24	2,216,407
	1,556,100	Sotera Health Holdings LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/11/26	1,525,464
		Total Healthcare & Pharmaceuticals	$7,166,878
		Healthcare, Education & Childcare - 0.3%
	3,235,702	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$2,203,312
	1,796,548	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	1,542,336
	8,216,182	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.928% (LIBOR + 375 bps), 11/16/25	7,727,031
	1,712,315	Select Medical Corp., Tranche B Term Loan, 2.68% (LIBOR + 250 bps), 3/6/25	1,635,261
		Total Healthcare, Education & Childcare	$13,107,940
		Insurance - 0.2%
	480,835	Alliant Holdings Intermediate LLC, Initial Term Loan, 2.928% (LIBOR + 275 bps), 5/9/25	$456,793
	9,890,924	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	8,893,593
		Total Insurance	$9,350,386
		Leisure & Entertainment - 0.1%
	6,018,974	24 Hour Fitness Worldwide, Inc., Term Loan, 3.808% (LIBOR + 350 bps), 5/30/25	$1,444,554
	2,711,800	Fitness International LLC, Term B Loan, 4.322% (LIBOR + 325 bps), 4/18/25	1,742,332
		Total Leisure & Entertainment	$3,186,886
		Machinery - 0.2%
	4,852,785	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	$4,395,813
	Principal Amount USD ($)		Value
		Machinery - (continued)
	2,884,591	Shape Technologies Group, Inc., Initial Term Loan, 4.043% (LIBOR + 300 bps), 4/21/25	$2,271,615
	1,557,939	Terex Corp., Incremental US Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	1,503,411
		Total Machinery	$8,170,839
		Metals & Mining - 0.1%
	1,523,716	Atkore International, Inc., First Lien Initial Incremental Term Loan, 3.75% (LIBOR + 275 bps), 12/22/23	$1,493,813
	3,191,356	BWay Holding Co., Initial Term Loan, 4.561% (LIBOR + 325 bps), 4/3/24	2,881,795
		Total Metals & Mining	$4,375,608
		Personal, Food & Miscellaneous Services - 0.1%
	2,985,000	Option Care Health, Inc., Term B Loan, 4.678% (LIBOR + 450 bps), 8/6/26	$2,907,888
		Total Personal, Food & Miscellaneous Services	$2,907,888
		Retail - 0.2%
	9,424,933	Bass Pro Group LLC, Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/25/24	$9,109,198
	1,386,000	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 5.187% (LIBOR + 450 bps), 9/12/24	1,191,960
		Total Retail	$10,301,158
		Securities & Trusts - 0.1%
	5,809,627	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 5.635% (LIBOR + 450 bps), 10/19/26	$5,681,333
		Total Securities & Trusts	$5,681,333
		Telecommunications - 0.1%
	3,599,017	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 8.25% (PRIME + 500 bps), 3/29/21	$2,228,393
		Total Telecommunications	$2,228,393
		Utilities - 0.0%†
	1,103,969	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	$1,073,886
		Total Utilities	$1,073,886
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $119,652,058)	$107,270,148
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.1% of Net Assets
	12,000,000	Fannie Mae, 2.0%, 7/1/35 (TBA)	$12,414,375
	10,000,000	Fannie Mae, 2.0%, 7/1/50 (TBA)	10,233,594
	5,000,000	Fannie Mae, 2.5%, 7/1/35 (TBA)	5,234,766
	23,900,000	Fannie Mae, 2.5%, 7/1/50 (TBA)	24,915,750
	498,864	Fannie Mae, 3.0%, 3/1/43	541,572
	225,589	Fannie Mae, 3.0%, 4/1/45	245,932
	121,586	Fannie Mae, 3.0%, 5/1/46	129,954
	1,141,834	Fannie Mae, 3.0%, 5/1/46	1,239,168
	119,808	Fannie Mae, 3.0%, 10/1/46	128,045
	215,438	Fannie Mae, 3.0%, 11/1/46	228,055
	352,764	Fannie Mae, 3.0%, 11/1/46	383,538
	72,230	Fannie Mae, 3.0%, 1/1/47	77,196
	21,022	Fannie Mae, 3.0%, 3/1/47	22,917
	70,548	Fannie Mae, 3.0%, 3/1/47	76,745
	464,864	Fannie Mae, 3.0%, 3/1/47	491,994
	299,742	Fannie Mae, 3.0%, 4/1/48	326,619
	2,993,038	Fannie Mae, 3.0%, 5/1/48	3,209,547
	432,211	Fannie Mae, 3.0%, 7/1/49	469,813
	582,137	Fannie Mae, 3.0%, 7/1/49	634,556
	1,143,432	Fannie Mae, 3.0%, 9/1/49	1,246,388
	15,446,000	Fannie Mae, 3.0%, 7/1/50 (TBA)	16,267,775
	34,933	Fannie Mae, 3.5%, 6/1/42	37,773
	3,343,928	Fannie Mae, 3.5%, 7/1/42	3,619,861
	45,542	Fannie Mae, 3.5%, 8/1/42	49,301
	6,700,458	Fannie Mae, 3.5%, 6/1/45	7,203,825
	1,891,262	Fannie Mae, 3.5%, 9/1/45	2,086,325
	6,785,681	Fannie Mae, 3.5%, 9/1/45	7,326,507
	1,158,168	Fannie Mae, 3.5%, 6/1/46	1,266,136
	929,195	Fannie Mae, 3.5%, 9/1/46	1,025,150
	547,969	Fannie Mae, 3.5%, 10/1/46	588,546
	344,297	Fannie Mae, 3.5%, 7/1/47	367,007
	1,424,317	Fannie Mae, 3.5%, 4/1/50	1,498,237
	56,994,000	Fannie Mae, 3.5%, 7/1/50 (TBA)	59,943,884
	8,240	Fannie Mae, 4.0%, 12/1/23	8,721
	6,939	Fannie Mae, 4.0%, 12/1/30	7,472
	544,594	Fannie Mae, 4.0%, 9/1/37	593,884
	6,693,860	Fannie Mae, 4.0%, 10/1/40	7,548,919
	2,815,207	Fannie Mae, 4.0%, 12/1/40	3,173,129
	5,343	Fannie Mae, 4.0%, 11/1/41	5,848
	1,122,312	Fannie Mae, 4.0%, 11/1/41	1,232,728
	35,492	Fannie Mae, 4.0%, 12/1/41	38,259
	1,767,868	Fannie Mae, 4.0%, 12/1/41	1,941,468
	8,510,758	Fannie Mae, 4.0%, 12/1/41	9,344,477
	1,093,847	Fannie Mae, 4.0%, 1/1/42	1,200,909
	3,026,534	Fannie Mae, 4.0%, 1/1/42	3,324,684
	1,189,167	Fannie Mae, 4.0%, 2/1/42	1,306,297
	2,378,162	Fannie Mae, 4.0%, 2/1/42	2,612,252
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	207,375	Fannie Mae, 4.0%, 4/1/42	$220,357
	1,715,365	Fannie Mae, 4.0%, 4/1/42	1,883,974
	3,060,456	Fannie Mae, 4.0%, 4/1/42	3,344,219
	168,463	Fannie Mae, 4.0%, 5/1/42	184,409
	3,709,667	Fannie Mae, 4.0%, 5/1/42	4,048,797
	194,399	Fannie Mae, 4.0%, 6/1/42	213,540
	82,471	Fannie Mae, 4.0%, 7/1/42	90,596
	6,075,719	Fannie Mae, 4.0%, 8/1/42	6,670,184
	145,605	Fannie Mae, 4.0%, 10/1/42	162,267
	162,538	Fannie Mae, 4.0%, 11/1/42	172,285
	1,843,234	Fannie Mae, 4.0%, 8/1/43	2,024,370
	1,068,910	Fannie Mae, 4.0%, 11/1/43	1,198,113
	1,124,174	Fannie Mae, 4.0%, 2/1/44	1,252,163
	96,915	Fannie Mae, 4.0%, 6/1/44	102,773
	233,021	Fannie Mae, 4.0%, 10/1/44	247,340
	129,370	Fannie Mae, 4.0%, 11/1/44	137,087
	52,047	Fannie Mae, 4.0%, 6/1/45	55,854
	151,081	Fannie Mae, 4.0%, 7/1/45	165,059
	3,436,199	Fannie Mae, 4.0%, 4/1/47	3,730,718
	4,562,795	Fannie Mae, 4.0%, 4/1/47	4,948,647
	466,301	Fannie Mae, 4.0%, 6/1/47	506,281
	1,266,877	Fannie Mae, 4.0%, 6/1/47	1,367,549
	2,733,315	Fannie Mae, 4.0%, 7/1/47	2,968,362
	125,740	Fannie Mae, 4.0%, 6/1/49	139,935
	83,611	Fannie Mae, 4.5%, 8/1/40	92,988
	2,766,102	Fannie Mae, 4.5%, 11/1/40	3,077,832
	7,155,416	Fannie Mae, 4.5%, 12/1/40	7,961,595
	322,740	Fannie Mae, 4.5%, 3/1/41	357,968
	786,206	Fannie Mae, 4.5%, 3/1/41	874,690
	2,926	Fannie Mae, 4.5%, 4/1/41	3,255
	1,755,162	Fannie Mae, 4.5%, 5/1/41	1,925,491
	3,535,569	Fannie Mae, 4.5%, 5/1/41	3,990,274
	1,471,126	Fannie Mae, 4.5%, 7/1/41	1,635,776
	6,384,201	Fannie Mae, 4.5%, 8/1/41	7,104,243
	313,237	Fannie Mae, 4.5%, 9/1/41	348,726
	18,634	Fannie Mae, 4.5%, 12/1/41	20,116
	3,569,873	Fannie Mae, 4.5%, 9/1/43	3,952,692
	1,848,012	Fannie Mae, 4.5%, 11/1/43	2,056,481
	2,269,833	Fannie Mae, 4.5%, 2/1/44	2,491,096
	2,420,493	Fannie Mae, 4.5%, 2/1/44	2,688,803
	2,852,772	Fannie Mae, 4.5%, 2/1/44	3,166,630
	602,035	Fannie Mae, 4.5%, 1/1/47	655,281
	3,992,000	Fannie Mae, 4.5%, 7/1/50 (TBA)	4,289,217
	23,544	Fannie Mae, 5.0%, 2/1/22	24,738
	1,740	Fannie Mae, 5.0%, 4/1/22	1,828
	5,255	Fannie Mae, 5.0%, 6/1/22	5,521
	5,433	Fannie Mae, 5.0%, 6/1/22	5,709
	1,904,682	Fannie Mae, 5.0%, 6/1/35	2,184,900
	520,102	Fannie Mae, 5.0%, 7/1/35	596,263
	1,055,129	Fannie Mae, 5.0%, 7/1/35	1,209,410
	560,817	Fannie Mae, 5.0%, 8/1/35	642,736
	201,429	Fannie Mae, 5.0%, 5/1/38	230,730
	657,782	Fannie Mae, 5.0%, 1/1/39	752,287
	147,792	Fannie Mae, 5.0%, 7/1/39	165,815
	393,120	Fannie Mae, 5.0%, 7/1/39	451,115
	421,132	Fannie Mae, 5.0%, 7/1/39	481,434
	132,953	Fannie Mae, 5.0%, 6/1/40	151,601
	1,129,866	Fannie Mae, 5.0%, 6/1/40	1,296,631
	805,805	Fannie Mae, 5.0%, 7/1/40	924,911
	299,476	Fannie Mae, 5.0%, 10/1/40	344,186
	230,607	Fannie Mae, 5.0%, 5/1/41	265,042
	202,265	Fannie Mae, 5.0%, 7/1/41	231,115
	190,139	Fannie Mae, 5.0%, 12/1/41	213,351
	5,268,886	Fannie Mae, 5.0%, 9/1/43	5,858,140
	14,253,793	Fannie Mae, 5.0%, 11/1/44	16,351,257
	3,890	Fannie Mae, 5.5%, 3/1/21	3,900
	6,105	Fannie Mae, 5.5%, 5/1/33	6,731
	7,628	Fannie Mae, 5.5%, 6/1/33	8,574
	26,205	Fannie Mae, 5.5%, 7/1/33	29,788
	50,497	Fannie Mae, 5.5%, 4/1/34	57,897
	59,571	Fannie Mae, 5.5%, 12/1/35	68,063
	43,649	Fannie Mae, 5.5%, 3/1/36	50,002
	75,639	Fannie Mae, 5.5%, 4/1/36	83,230
	700	Fannie Mae, 6.0%, 3/1/32	813
	1,127	Fannie Mae, 6.0%, 10/1/32	1,309
	3,484	Fannie Mae, 6.0%, 11/1/32	3,878
	26,301	Fannie Mae, 6.0%, 12/1/32	29,413
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	5,352	Fannie Mae, 6.0%, 1/1/33	$6,229
	2,895	Fannie Mae, 6.0%, 3/1/33	3,373
	16,560	Fannie Mae, 6.0%, 5/1/33	18,461
	41,047	Fannie Mae, 6.0%, 12/1/33	47,898
	37,486	Fannie Mae, 6.0%, 1/1/34	43,726
	135,981	Fannie Mae, 6.0%, 6/1/37	157,772
	61,770	Fannie Mae, 6.0%, 12/1/37	71,847
	102,032	Fannie Mae, 6.0%, 4/1/38	119,109
	58,353	Fannie Mae, 6.0%, 7/1/38	65,569
	125	Fannie Mae, 6.5%, 4/1/29	139
	621	Fannie Mae, 6.5%, 5/1/31	697
	166	Fannie Mae, 6.5%, 6/1/31	189
	354	Fannie Mae, 6.5%, 2/1/32	399
	1,863	Fannie Mae, 6.5%, 3/1/32	2,072
	1,138	Fannie Mae, 6.5%, 8/1/32	1,300
	11,054	Fannie Mae, 6.5%, 10/1/32	12,297
	456	Fannie Mae, 7.0%, 5/1/28	524
	226	Fannie Mae, 7.0%, 2/1/29	265
	288	Fannie Mae, 7.0%, 7/1/31	297
	388	Fannie Mae, 7.5%, 1/1/28	423
	728,271	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	785,131
	225,116	Federal Home Loan Mortgage Corp., 3.0%, 10/1/46	245,512
	2,997,435	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	3,257,973
	821,991	Federal Home Loan Mortgage Corp., 3.0%, 4/1/47	885,814
	143,208	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	155,731
	3,902,686	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	4,272,376
	2,149,212	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,333,602
	2,834,950	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,048,591
	541,264	Federal Home Loan Mortgage Corp., 4.0%, 5/1/49	574,078
	187,414	Federal Home Loan Mortgage Corp., 4.5%, 10/1/35	205,913
	709,347	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	788,357
	419,658	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	466,901
	68,975	Federal Home Loan Mortgage Corp., 4.5%, 9/1/41	76,430
	35,366	Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	39,365
	257,513	Federal Home Loan Mortgage Corp., 4.5%, 10/1/43	286,712
	925,932	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	1,030,399
	14,518	Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	16,164
	44,598	Federal Home Loan Mortgage Corp., 4.5%, 5/1/44	49,568
	20,144	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	21,171
	40,801	Federal Home Loan Mortgage Corp., 5.0%, 4/1/23	42,880
	14,831	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	16,987
	21,040	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	24,171
	86,252	Federal Home Loan Mortgage Corp., 5.0%, 12/1/34	98,108
	77,369	Federal Home Loan Mortgage Corp., 5.0%, 7/1/35	88,644
	150,003	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	171,973
	212,525	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	243,647
	3,375,664	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	3,876,481
	1,511,213	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	1,734,866
	54,079	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	60,165
	2,477	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	2,754
	12,904	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	14,371
	33,388	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	38,984
	40,449	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	45,017
	53,252	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	59,177
	27,518	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	30,978
	3,455	Federal Home Loan Mortgage Corp., 6.0%, 10/1/37	4,007
	74,748	Federal Home Loan Mortgage Corp., 6.0%, 12/1/37	87,290
	1,921	Federal Home Loan Mortgage Corp., 6.5%, 9/1/32	2,137
	1,459,585	Government National Mortgage Association I, 3.5%, 10/15/42	1,558,087
	5,102	Government National Mortgage Association I, 4.0%, 3/15/39	5,506
	6,612	Government National Mortgage Association I, 4.0%, 4/15/39	7,136
	8,407	Government National Mortgage Association I, 4.0%, 4/15/39	9,074
	10,817	Government National Mortgage Association I, 4.0%, 7/15/39	11,656
	8,608	Government National Mortgage Association I, 4.0%, 1/15/40	9,311
	139,182	Government National Mortgage Association I, 4.0%, 4/15/40	150,078
	256,690	Government National Mortgage Association I, 4.0%, 7/15/40	277,416
	92,102	Government National Mortgage Association I, 4.0%, 8/15/40	100,063
	174,057	Government National Mortgage Association I, 4.0%, 8/15/40	189,278
	41,156	Government National Mortgage Association I, 4.0%, 9/15/40	44,733
	7,178	Government National Mortgage Association I, 4.0%, 10/15/40	7,811
	16,770	Government National Mortgage Association I, 4.0%, 10/15/40	18,208
	47,955	Government National Mortgage Association I, 4.0%, 10/15/40	52,135
	6,633	Government National Mortgage Association I, 4.0%, 11/15/40	7,174
	42,660	Government National Mortgage Association I, 4.0%, 11/15/40	45,969
	144,511	Government National Mortgage Association I, 4.0%, 11/15/40	156,301
	228,584	Government National Mortgage Association I, 4.0%, 11/15/40	248,340
	6,812	Government National Mortgage Association I, 4.0%, 12/15/40	7,417
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	7,020	Government National Mortgage Association I, 4.0%, 12/15/40	$7,619
	99,620	Government National Mortgage Association I, 4.0%, 12/15/40	105,489
	538,153	Government National Mortgage Association I, 4.0%, 12/15/40	577,937
	5,065	Government National Mortgage Association I, 4.0%, 1/15/41	5,500
	30,734	Government National Mortgage Association I, 4.0%, 1/15/41	33,412
	44,653	Government National Mortgage Association I, 4.0%, 1/15/41	48,380
	12,686	Government National Mortgage Association I, 4.0%, 2/15/41	13,790
	606,891	Government National Mortgage Association I, 4.0%, 2/15/41	659,383
	50,823	Government National Mortgage Association I, 4.0%, 3/15/41	55,195
	8,643	Government National Mortgage Association I, 4.0%, 4/15/41	9,385
	5,041	Government National Mortgage Association I, 4.0%, 5/15/41	5,339
	49,888	Government National Mortgage Association I, 4.0%, 5/15/41	53,786
	150,121	Government National Mortgage Association I, 4.0%, 5/15/41	160,029
	2,898	Government National Mortgage Association I, 4.0%, 6/15/41	3,119
	4,796	Government National Mortgage Association I, 4.0%, 6/15/41	5,111
	1,388,475	Government National Mortgage Association I, 4.0%, 6/15/41	1,509,039
	7,075	Government National Mortgage Association I, 4.0%, 7/15/41	7,559
	10,528	Government National Mortgage Association I, 4.0%, 7/15/41	11,428
	30,926	Government National Mortgage Association I, 4.0%, 7/15/41	33,609
	73,063	Government National Mortgage Association I, 4.0%, 7/15/41	79,403
	137,734	Government National Mortgage Association I, 4.0%, 7/15/41	149,654
	137,826	Government National Mortgage Association I, 4.0%, 7/15/41	149,725
	3,228	Government National Mortgage Association I, 4.0%, 8/15/41	3,418
	8,861	Government National Mortgage Association I, 4.0%, 8/15/41	9,628
	9,224	Government National Mortgage Association I, 4.0%, 8/15/41	9,782
	68,736	Government National Mortgage Association I, 4.0%, 8/15/41	74,280
	3,412	Government National Mortgage Association I, 4.0%, 9/15/41	3,623
	5,162	Government National Mortgage Association I, 4.0%, 9/15/41	5,612
	7,709	Government National Mortgage Association I, 4.0%, 9/15/41	8,299
	8,014	Government National Mortgage Association I, 4.0%, 9/15/41	8,714
	26,927	Government National Mortgage Association I, 4.0%, 9/15/41	29,262
	35,062	Government National Mortgage Association I, 4.0%, 9/15/41	38,047
	235,611	Government National Mortgage Association I, 4.0%, 9/15/41	256,375
	460,993	Government National Mortgage Association I, 4.0%, 9/15/41	497,987
	3,857	Government National Mortgage Association I, 4.0%, 10/15/41	4,173
	5,703	Government National Mortgage Association I, 4.0%, 10/15/41	6,075
	6,214	Government National Mortgage Association I, 4.0%, 10/15/41	6,580
	9,712	Government National Mortgage Association I, 4.0%, 10/15/41	10,560
	32,517	Government National Mortgage Association I, 4.0%, 10/15/41	34,663
	4,518	Government National Mortgage Association I, 4.0%, 11/15/41	4,784
	6,243	Government National Mortgage Association I, 4.0%, 11/15/41	6,751
	19,633	Government National Mortgage Association I, 4.0%, 11/15/41	21,344
	92,302	Government National Mortgage Association I, 4.0%, 11/15/41	98,086
	7,809	Government National Mortgage Association I, 4.0%, 12/15/41	8,489
	10,496	Government National Mortgage Association I, 4.0%, 12/15/41	11,408
	13,192	Government National Mortgage Association I, 4.0%, 12/15/41	13,969
	17,460	Government National Mortgage Association I, 4.0%, 1/15/42	18,489
	841,612	Government National Mortgage Association I, 4.0%, 1/15/42	914,874
	3,207	Government National Mortgage Association I, 4.0%, 2/15/42	3,405
	6,526	Government National Mortgage Association I, 4.0%, 2/15/42	7,058
	10,420	Government National Mortgage Association I, 4.0%, 2/15/42	11,323
	40,351	Government National Mortgage Association I, 4.0%, 2/15/42	43,056
	115,512	Government National Mortgage Association I, 4.0%, 2/15/42	125,538
	1,168,130	Government National Mortgage Association I, 4.0%, 5/15/42	1,269,939
	60,392	Government National Mortgage Association I, 4.0%, 6/15/42	64,100
	67,240	Government National Mortgage Association I, 4.0%, 6/15/42	73,045
	84,843	Government National Mortgage Association I, 4.0%, 6/15/42	91,888
	11,127	Government National Mortgage Association I, 4.0%, 10/15/42	12,088
	4,660	Government National Mortgage Association I, 4.0%, 11/15/42	4,936
	7,807	Government National Mortgage Association I, 4.0%, 4/15/43	8,301
	1,009,738	Government National Mortgage Association I, 4.0%, 4/15/43	1,097,040
	4,896	Government National Mortgage Association I, 4.0%, 5/15/43	5,366
	28,042	Government National Mortgage Association I, 4.0%, 5/15/43	29,887
	124,117	Government National Mortgage Association I, 4.0%, 5/15/43	132,313
	43,668	Government National Mortgage Association I, 4.0%, 6/15/43	46,307
	60,793	Government National Mortgage Association I, 4.0%, 7/15/43	65,333
	38,241	Government National Mortgage Association I, 4.0%, 8/15/43	40,881
	378,712	Government National Mortgage Association I, 4.0%, 8/15/43	411,742
	9,607	Government National Mortgage Association I, 4.0%, 9/15/43	10,363
	72,162	Government National Mortgage Association I, 4.0%, 9/15/43	76,870
	4,073	Government National Mortgage Association I, 4.0%, 10/15/43	4,421
	12,831	Government National Mortgage Association I, 4.0%, 11/15/43	13,920
	99,143	Government National Mortgage Association I, 4.0%, 2/15/44	106,180
	60,140	Government National Mortgage Association I, 4.0%, 3/15/44	65,437
	66,034	Government National Mortgage Association I, 4.0%, 3/15/44	69,976
	86,871	Government National Mortgage Association I, 4.0%, 3/15/44	94,417
	150,172	Government National Mortgage Association I, 4.0%, 3/15/44	163,121
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	459,593	Government National Mortgage Association I, 4.0%, 3/15/44	$498,020
	1,331,291	Government National Mortgage Association I, 4.0%, 3/15/44	1,447,542
	2,928,051	Government National Mortgage Association I, 4.0%, 3/15/44	3,182,967
	8,418	Government National Mortgage Association I, 4.0%, 4/15/44	9,159
	90,130	Government National Mortgage Association I, 4.0%, 4/15/44	97,525
	419,668	Government National Mortgage Association I, 4.0%, 4/15/44	454,296
	1,016,507	Government National Mortgage Association I, 4.0%, 4/15/44	1,104,734
	154,494	Government National Mortgage Association I, 4.0%, 5/15/44	167,396
	85,452	Government National Mortgage Association I, 4.0%, 8/15/44	92,216
	98,723	Government National Mortgage Association I, 4.0%, 8/15/44	105,549
	230,671	Government National Mortgage Association I, 4.0%, 8/15/44	249,721
	637,324	Government National Mortgage Association I, 4.0%, 8/15/44	687,521
	1,038,524	Government National Mortgage Association I, 4.0%, 8/15/44	1,118,089
	6,341	Government National Mortgage Association I, 4.0%, 9/15/44	6,899
	58,392	Government National Mortgage Association I, 4.0%, 9/15/44	61,959
	62,137	Government National Mortgage Association I, 4.0%, 9/15/44	65,849
	123,612	Government National Mortgage Association I, 4.0%, 9/15/44	134,479
	162,874	Government National Mortgage Association I, 4.0%, 9/15/44	176,843
	206,631	Government National Mortgage Association I, 4.0%, 9/15/44	222,881
	229,389	Government National Mortgage Association I, 4.0%, 9/15/44	244,883
	394,993	Government National Mortgage Association I, 4.0%, 9/15/44	429,502
	470,855	Government National Mortgage Association I, 4.0%, 9/15/44	508,295
	893,161	Government National Mortgage Association I, 4.0%, 9/15/44	969,406
	1,270,160	Government National Mortgage Association I, 4.0%, 9/15/44	1,371,808
	1,397,080	Government National Mortgage Association I, 4.0%, 9/15/44	1,519,178
	2,222,635	Government National Mortgage Association I, 4.0%, 9/15/44	2,404,934
	3,016,700	Government National Mortgage Association I, 4.0%, 9/15/44	3,279,406
	56,112	Government National Mortgage Association I, 4.0%, 10/15/44	60,983
	90,626	Government National Mortgage Association I, 4.0%, 10/15/44	96,761
	208,124	Government National Mortgage Association I, 4.0%, 10/15/44	220,402
	16,067	Government National Mortgage Association I, 4.0%, 11/15/44	17,470
	24,790	Government National Mortgage Association I, 4.0%, 11/15/44	26,827
	33,545	Government National Mortgage Association I, 4.0%, 11/15/44	35,549
	196,078	Government National Mortgage Association I, 4.0%, 11/15/44	210,332
	6,011	Government National Mortgage Association I, 4.0%, 12/15/44	6,418
	53,389	Government National Mortgage Association I, 4.0%, 12/15/44	57,627
	104,331	Government National Mortgage Association I, 4.0%, 12/15/44	113,404
	190,944	Government National Mortgage Association I, 4.0%, 12/15/44	202,711
	301,856	Government National Mortgage Association I, 4.0%, 12/15/44	321,136
	441,186	Government National Mortgage Association I, 4.0%, 12/15/44	479,725
	62,317	Government National Mortgage Association I, 4.0%, 1/15/45	65,989
	500,044	Government National Mortgage Association I, 4.0%, 1/15/45	535,785
	849,657	Government National Mortgage Association I, 4.0%, 1/15/45	916,659
	1,047,097	Government National Mortgage Association I, 4.0%, 1/15/45	1,137,813
	75,125	Government National Mortgage Association I, 4.0%, 2/15/45	79,551
	111,070	Government National Mortgage Association I, 4.0%, 2/15/45	117,994
	133,803	Government National Mortgage Association I, 4.0%, 2/15/45	145,086
	185,517	Government National Mortgage Association I, 4.0%, 2/15/45	197,983
	286,023	Government National Mortgage Association I, 4.0%, 2/15/45	303,267
	772,122	Government National Mortgage Association I, 4.0%, 2/15/45	837,340
	163,853	Government National Mortgage Association I, 4.0%, 3/15/45	173,506
	174,669	Government National Mortgage Association I, 4.0%, 4/15/45	185,933
	115,998	Government National Mortgage Association I, 4.0%, 5/15/45	125,968
	32,804	Government National Mortgage Association I, 4.0%, 7/15/45	35,556
	160,541	Government National Mortgage Association I, 4.0%, 9/15/45	173,954
	117,341	Government National Mortgage Association I, 4.5%, 9/15/33	130,285
	97,393	Government National Mortgage Association I, 4.5%, 10/15/33	108,572
	70,837	Government National Mortgage Association I, 4.5%, 4/15/35	78,705
	894,118	Government National Mortgage Association I, 4.5%, 3/15/38	989,253
	373,548	Government National Mortgage Association I, 4.5%, 1/15/40	421,057
	595,302	Government National Mortgage Association I, 4.5%, 6/15/40	661,920
	213,986	Government National Mortgage Association I, 4.5%, 9/15/40	239,210
	950,911	Government National Mortgage Association I, 4.5%, 11/15/40	1,060,004
	474,031	Government National Mortgage Association I, 4.5%, 6/15/41	527,660
	882,878	Government National Mortgage Association I, 4.5%, 6/15/41	976,846
	317,886	Government National Mortgage Association I, 4.5%, 7/15/41	354,210
	1,207,853	Government National Mortgage Association I, 4.5%, 8/15/41	1,330,934
	8,414	Government National Mortgage Association I, 5.0%, 6/15/21	8,655
	284,190	Government National Mortgage Association I, 5.0%, 9/15/33	324,676
	270,849	Government National Mortgage Association I, 5.125%, 10/15/38	298,225
	46,470	Government National Mortgage Association I, 5.5%, 7/15/33	53,990
	94,694	Government National Mortgage Association I, 5.5%, 1/15/34	110,275
	87,211	Government National Mortgage Association I, 5.5%, 4/15/34	101,757
	133,353	Government National Mortgage Association I, 5.5%, 7/15/34	154,947
	103,132	Government National Mortgage Association I, 5.5%, 10/15/34	115,381
	73,259	Government National Mortgage Association I, 5.5%, 1/15/35	85,172
	85,686	Government National Mortgage Association I, 5.5%, 2/15/35	94,196
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	212,145	Government National Mortgage Association I, 5.5%, 2/15/35	$245,293
	56,537	Government National Mortgage Association I, 5.5%, 6/15/35	65,255
	27,512	Government National Mortgage Association I, 5.5%, 12/15/35	30,247
	7	Government National Mortgage Association I, 5.5%, 2/15/37	8
	13,303	Government National Mortgage Association I, 5.5%, 3/15/37	14,648
	138,780	Government National Mortgage Association I, 5.5%, 3/15/37	152,840
	42,056	Government National Mortgage Association I, 5.75%, 10/15/38	46,852
	138,167	Government National Mortgage Association I, 5.75%, 10/15/38	152,836
	74,860	Government National Mortgage Association I, 6.0%, 8/15/32	89,173
	54,485	Government National Mortgage Association I, 6.0%, 1/15/33	64,913
	42,494	Government National Mortgage Association I, 6.0%, 2/15/33	50,642
	66,603	Government National Mortgage Association I, 6.0%, 2/15/33	79,417
	2,565	Government National Mortgage Association I, 6.0%, 3/15/33	2,860
	24,534	Government National Mortgage Association I, 6.0%, 3/15/33	28,749
	48,757	Government National Mortgage Association I, 6.0%, 3/15/33	57,571
	7,967	Government National Mortgage Association I, 6.0%, 5/15/33	8,859
	94,245	Government National Mortgage Association I, 6.0%, 5/15/33	108,185
	195,182	Government National Mortgage Association I, 6.0%, 5/15/33	220,068
	41,540	Government National Mortgage Association I, 6.0%, 6/15/33	49,525
	123,985	Government National Mortgage Association I, 6.0%, 6/15/33	147,801
	45,556	Government National Mortgage Association I, 6.0%, 7/15/33	51,449
	93,821	Government National Mortgage Association I, 6.0%, 7/15/33	110,738
	20,126	Government National Mortgage Association I, 6.0%, 9/15/33	22,375
	34,413	Government National Mortgage Association I, 6.0%, 9/15/33	39,040
	26,821	Government National Mortgage Association I, 6.0%, 10/15/33	29,820
	135,732	Government National Mortgage Association I, 6.0%, 11/15/33	152,001
	30,595	Government National Mortgage Association I, 6.0%, 1/15/34	36,044
	167,665	Government National Mortgage Association I, 6.0%, 10/15/37	197,576
	239,904	Government National Mortgage Association I, 6.0%, 7/15/38	286,259
	5,739	Government National Mortgage Association I, 6.5%, 1/15/29	6,317
	816	Government National Mortgage Association I, 6.5%, 5/15/29	953
	602	Government National Mortgage Association I, 6.5%, 10/15/31	663
	1,149	Government National Mortgage Association I, 6.5%, 10/15/31	1,265
	237	Government National Mortgage Association I, 6.5%, 12/15/31	279
	1,649	Government National Mortgage Association I, 6.5%, 2/15/32	1,909
	832	Government National Mortgage Association I, 6.5%, 3/15/32	967
	3,133	Government National Mortgage Association I, 6.5%, 5/15/32	3,449
	2,653	Government National Mortgage Association I, 6.5%, 6/15/32	2,920
	2,803	Government National Mortgage Association I, 6.5%, 6/15/32	3,173
	3,987	Government National Mortgage Association I, 6.5%, 7/15/32	4,567
	4,024	Government National Mortgage Association I, 6.5%, 7/15/32	4,581
	1,615	Government National Mortgage Association I, 6.5%, 8/15/32	1,847
	1,668	Government National Mortgage Association I, 6.5%, 8/15/32	1,895
	13,955	Government National Mortgage Association I, 6.5%, 8/15/32	16,033
	31,584	Government National Mortgage Association I, 6.5%, 9/15/32	34,766
	39,511	Government National Mortgage Association I, 6.5%, 9/15/32	43,492
	10,814	Government National Mortgage Association I, 6.5%, 10/15/32	11,904
	26,966	Government National Mortgage Association I, 6.5%, 11/15/32	32,381
	20,223	Government National Mortgage Association I, 6.5%, 7/15/35	23,643
	139	Government National Mortgage Association I, 7.0%, 5/15/29	156
	374	Government National Mortgage Association I, 7.0%, 5/15/29	427
	3,323	Government National Mortgage Association I, 7.0%, 8/15/29	3,336
	196	Government National Mortgage Association I, 7.0%, 5/15/31	196
	936,529	Government National Mortgage Association II, 3.5%, 4/20/45	1,002,678
	1,258,941	Government National Mortgage Association II, 3.5%, 4/20/45	1,350,617
	1,646,710	Government National Mortgage Association II, 3.5%, 4/20/45	1,771,801
	2,125,038	Government National Mortgage Association II, 3.5%, 3/20/46	2,307,079
	5,927,228	Government National Mortgage Association II, 4.0%, 10/20/46	6,381,983
	1,735,255	Government National Mortgage Association II, 4.0%, 2/20/48	1,908,354
	1,975,109	Government National Mortgage Association II, 4.0%, 4/20/48	2,173,498
	336,811	Government National Mortgage Association II, 4.5%, 12/20/34	370,008
	244,740	Government National Mortgage Association II, 4.5%, 1/20/35	268,914
	234,462	Government National Mortgage Association II, 4.5%, 3/20/35	257,553
	2,295,402	Government National Mortgage Association II, 4.5%, 9/20/41	2,521,313
	4,151,388	Government National Mortgage Association II, 4.5%, 9/20/44	4,385,425
	1,521,442	Government National Mortgage Association II, 4.5%, 10/20/44	1,668,064
	3,117,969	Government National Mortgage Association II, 4.5%, 11/20/44	3,418,118
	69,406	Government National Mortgage Association II, 5.5%, 3/20/34	79,986
	2,144	Government National Mortgage Association II, 5.5%, 10/20/37	2,335
	27,841	Government National Mortgage Association II, 6.0%, 5/20/32	31,375
	101,103	Government National Mortgage Association II, 6.0%, 10/20/33	116,149
	129	Government National Mortgage Association II, 6.5%, 1/20/28	147
	2,518	Government National Mortgage Association II, 7.0%, 1/20/29	2,938
	100,000,000(h)	U.S. Treasury Bills, 7/14/20	99,996,028
	100,000,000(h)	U.S. Treasury Bills, 7/21/20	99,993,472
	25,305,009	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	32,234,860
	42,607,316	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	56,269,479
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	61,280,120	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	$81,664,717
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $733,533,401)	$788,346,137
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Oil, Gas & Consumable Fuels - 0.0%†
	1,880,020(o)	ANR, Inc.	$4,324
	365(a)(p)	Contura Energy, Inc.	73
		Total Oil, Gas & Consumable Fuels	$4,397
		TOTAL RIGHTS/WARRANTS
		(Cost $234,627)	$4,397

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
209,523^(q)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	0.01(s)	10/23/22	$–
209,523^(r)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	0.01(s)	10/23/22	–
								$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)							$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
18,995,500	Put EUR Call USD	Bank of America NA	EUR	314,365	EUR	1.11	6/4/21	$ 422,238
36,590,000	Put EUR Call USD	Bank of America NA	USD	569,914	USD	1.11	3/8/21	617,859
								$1,040,097
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $884,279)							$1,040,097
	TOTAL OPTIONS PURCHASED
	(Premiums paid $884,279)							$1,040,097
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $4,358,271,253)							$4,316,422,861
Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(36,590,000)	Call EUR Put USD	Bank of America NA	EUR	569,914	EUR	1.20	3/8/21	$(229,895)
(18,995,500)	Call EUR Put USD	Bank of America NA	EUR	314,365	EUR	1.17	6/4/21	(318,599)
								$(548,494)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(884,279))							$(548,494)
	OTHER ASSETS AND LIABILITIES - 0.1%							$4,350,358
	NET ASSETS - 100.0%							$4,320,224,725

bps	Basis Points.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily SB Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2020, the value of these securities amounted to $2,045,495,500, or 47.3% of net assets.

(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2020.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2020.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2020.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Security is in default.
(j)	Securities are restricted as to resale.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
(m)	Consists of Revenue Bonds unless otherwise indicated.
(n)	Represents a General Obligation Bond.
(o)	ANR, Inc. warrants are exercisable into 1,880,020 shares.
(p)	Contura Energy, Inc. warrants are exercisable into 365 shares.
(q)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(r)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
(s)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	231,334,943	EUR	(21,470,027)	Bank of America NA	7/2/20	$710,420
EUR	33,029,873	USD	(36,026,805)	Bank of New York Mellon Corp.	7/24/20	1,102,558
EUR	58,360,000	USD	(65,940,205)	Bank of New York Mellon Corp.	9/25/20	(243,455)
EUR	8,499,311	USD	(9,621,560)	Citibank NA	8/28/20	(59,890)
RUB	715,350,000	USD	(9,903,098)	Citibank NA	7/27/20	110,790
EGP	88,658,254	USD	(5,409,289)	Goldman Sachs International	8/27/20	18,429
EUR	5,239,893	USD	(5,672,998)	HSBC Bank USA NA	7/24/20	217,242
NOK	347,582,322	USD	(35,130,546)	HSBC Bank USA NA	7/28/20	956,580
AUD	63,343,623	USD	(43,358,235)	JPMorgan Chase Bank NA	8/28/20	340,403
EUR	10,211,324	USD	(11,161,112)	JPMorgan Chase Bank NA	7/24/20	317,587
NOK	207,511,411	EUR	(19,148,772)	JPMorgan Chase Bank NA	8/4/20	14,193
SEK	231,334,943	EUR	(22,097,978)	JPMorgan Chase Bank NA	9/3/20	(10,809)
USD	9,210,145	EUR	(8,300,000)	JPMorgan Chase Bank NA	7/24/20	(120,007)
EUR	28,394,981	USD	(31,527,484)	State Street Bank & Trust Co.	7/24/20	391,730
SEK	550,489,630	USD	(57,077,995)	State Street Bank & Trust Co.	7/29/20	2,036,007
USD	65,582,335	EUR	(60,365,000)	State Street Bank & Trust Co.	7/24/20	(2,274,844)
USD	17,385,228	MXN	(393,369,277)	State Street Bank & Trust Co.	7/29/20	342,058
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$3,848,992

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
623	U.S. 2 Year Note (CBT)	9/30/20	$137,541,852	$137,575,923	$34,071
231	U.S. 10 Year Note (CBT)	9/21/20	32,026,625	32,148,703	122,078
863	U.S. Ultra Bond (CBT)	9/21/20	187,747,391	188,268,844	521,453
			$357,315,868	$357,993,470	$677,602

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,563	Euro-Bobl	9/8/20	$235,819,078	$237,039,545	$(1,220,467)
589	Euro-Bund	9/8/20	115,836,387	116,815,808	(979,421)
3,603	U.S. 10 Year Ultra	9/21/20	564,321,586	567,416,203	(3,094,617)
1,230	U.S. Long Bond (CBT)	9/21/20	218,286,563	219,631,875	(1,345,312)
			$1,134,263,614	$1,140,903,431	$(6,639,817)
TOTAL FUTURES CONTRACTS			$(776,947,746)	$(782,909,961)	$(5,962,215)

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
262,998,000	Markit CDX North America Investment Grade Index	Receive	5.00%	6/20/25	$ (219,165)	$ (1,863,437)	$ (2,082,602)
TOTAL SWAP CONTRACTS					$ (219,165)	$ (1,863,437)	$ (2,082,602)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EGP	-	Egyptian Pound
EUR	-	Euro
GHS	-	Cedi
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3		Total
Common Stocks
Oil, Gas & Consumable Fuels	$5,006	$–	$286,965		$291,971
Paper & Forest Products	–	3,257	–		3,257
Specialty Retail	–	–	147,243		147,243
All Other Common Stock	2,170	–	–		2,170
Convertible Preferred Stocks	58,729,450	–	–		58,729,450
Preferred Stock	–	3,558,750	–		3,558,750
Asset Backed Securities	–	504,480,102	5,749,239		510,229,341
Collateralized Mortgage Obligations	–	506,009,280	1,646,654		507,655,934
Commercial Mortgage-Backed Securities	–	212,228,313	–		212,228,313
Convertible Corporate Bonds	–	26,313,785	–		26,313,785
Corporate Bonds
Banks	–	275,210,350	105,505		275,315,855
All Other Corporate Bonds	–	1,468,712,769	–		1,468,712,769
Foreign Government Bonds	–	201,632,222	–		201,632,222
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	2,055,440		2,055,440
Multiperil - Massachusetts	–	–	2,606,552		2,606,552
Multiperil - U.S.	–	–	8,364,889		8,364,889
Multiperil - U.S. & Canada	–	–	1,976,366		1,976,366
Multiperil - U.S. Regional	–	–	2,129,909		2,129,909
Multiperil - Worldwide	–	–	5,837,878		5,837,878
Windstorm - Florida	–	–	1,733,732		1,733,732
Windstorm - North Carolina	–	–	1,939,759		1,939,759
Windstorm - U.S. Regional	–	–	1,352,143		1,352,143
Industry Loss Warranties
Windstorm - U.S.	–	–	3,384,822		3,384,822
Reinsurance Sidecars
Multiperil - U.S.	–	–	6,746,975		6,746,975
Multiperil - Worldwide	–	–	81,170,360		81,170,360
All Other Insurance-Linked Securities	–	24,925,188	–		24,925,188
Municipal Bonds	–	10,717,009	–		10,717,009
Senior Secured Floating Rate Loan Interests	–	107,270,148	–		107,270,148
U.S. Government and Agency Obligations	–	788,346,137	–		788,346,137
Rights/Warrants	–	4,397	–		4,397
Over The Counter (OTC) Call Option Purchased	–	–	–	*	– *
Over The Counter (OTC) Currency Put Option Purchased	–	1,040,097	–		1,040,097
Total Investments in Securities	$58,736,626	$4,130,451,804	$127,234,431		$4,316,422,861
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(548,494)	$–		$(548,494)
Net unrealized appreciation on forward foreign currency exchange contracts	–	3,848,992	–		3,848,992
Net unrealized depreciation on futures contracts	(5,962,216)	–	–		(5,962,216)
Swap contracts, at value	–	(2,082,602)	–		(2,082,602)
Total Other Financial Instruments	$(5,962,216)	$1,217,896	$–		$(4,744,320)

*   Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Insurance-Linked Securities	Total
Balance as of 9/30/19	$132,742	$12,507,500	$12,246,957	$9,340,892	$128,525,410	$162,753,501
Realized gain (loss)	–	–	688,909	76,324	(2,917,639)	(2,152,406)
Change in unrealized appreciation (depreciation)	(1,118,754)	(1,285,187)	(49,752)	(5,816,641)	(442,911)	(8,713,245)
Accrued discounts/premiums	–	–	4,064	(76,317)	8,135	(64,118)
Purchases	–	–	–	–	58,560,883	58,560,883
Sales	(14,602)	–	(7,659,394)	(3,524,704)	(62,804,897)	(74,003,597)
Transfers in to Level 3*	1,434,822	7,034,426	1,704,077	105,951	–	10,279,276
Transfers out of Level 3*	–	(12,507,500)	(5,288,207)	–	(1,630,156)	(19,425,863)
Balance as of 6/30/20	$434,208	$5,749,239	$1,646,654	$105,505	$119,298,825	$127,234,431

*  Transfers are calculated on the beginning of period values. During the nine months ended June 30, 2020 investments having a value of    $19,425,863 were transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. The  securities valued at $10,279,275 transferred from Level 2 to Level 3 due to the use of significant unobservable inputs. There were no other transfers between Level 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2020: $(3,389,635).